UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report February 28, 2013

Columbia Frontier Fund

Columbia Frontier Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Frontier Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Frontier Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Frontier Fund (the Fund) Class A shares returned 8.14% excluding sales charges for the six-month period that ended February 28, 2013.

>	The Fund underperformed its benchmark, the Russell 2000 Growth Index, which returned 11.44% during the same six-month period.

Average Annual Total Returns (%) (for period ended February 28, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/10/84
Excluding sales charges		8.14	5.99	3.27	7.15
Including sales charges		1.95	-0.13	2.05	6.53
Class B	04/22/96
Excluding sales charges		7.75	5.17	2.48	6.34
Including sales charges		2.75	0.17	2.12	6.34
Class C	05/27/99
Excluding sales charges		7.74	5.17	2.50	6.40
Including sales charges		6.74	4.17	2.50	6.40
Class I*	08/03/09	8.40	6.48	3.58	7.32
Class K* (formerly Class R4)	08/03/09	8.29	6.18	3.40	7.22
Class R*	04/30/03	8.07	5.78	2.98	6.89
Class R5	11/30/01	8.20	6.29	3.68	7.70
Class Z*	09/27/10	8.27	6.17	3.38	7.21
Russell 2000 Growth Index		11.44	11.17	7.83	11.22

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Frontier Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
CommVault Systems, Inc.	1.9
Domino’s Pizza, Inc.	1.9
Aspen Technology, Inc.	1.7
Brookdale Senior Living, Inc.	1.6
OSI Systems, Inc.	1.6
HMS Holdings Corp.	1.5
Align Technology, Inc.	1.4
Guidewire Software, Inc.	1.4
Oasis Petroleum, Inc.	1.3
Pier 1 Imports, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2013)
Common Stocks	98.4
Consumer Discretionary	14.1
Consumer Staples	2.9
Energy	6.2
Financials	7.7
Health Care	22.6
Industrials	17.2
Information Technology	24.6
Materials	1.7
Telecommunication Services	0.7
Utilities	0.7
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Wayne Collette, CFA

George Myers, CFA

Lawrence Lin, CFA

Brian Neigut

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Frontier Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,081.40	1,017.21	7.90	7.65	1.53
Class B	1,000.00	1,000.00	1,077.50	1,013.49	11.74	11.38	2.28
Class C	1,000.00	1,000.00	1,077.40	1,013.49	11.74	11.38	2.28
Class I	1,000.00	1,000.00	1,084.00	1,019.44	5.58	5.41	1.08
Class K (formerly Class R4)	1,000.00	1,000.00	1,082.90	1,017.95	7.13	6.90	1.38
Class R	1,000.00	1,000.00	1,080.70	1,015.97	9.18	8.90	1.78
Class R5	1,000.00	1,000.00	1,082.00	1,019.19	5.83	5.66	1.13
Class Z	1,000.00	1,000.00	1,082.70	1,018.45	6.61	6.41	1.28

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2013

Columbia Frontier Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.8%
Issuer	Shares	Value ($)
Consumer Discretionary 14.0%
Hotels, Restaurants & Leisure 4.1%

Bloomin’ Brands, Inc.(a)	15,325	263,743

Buffalo Wild Wings, Inc.(a)	1,710	134,560

Domino’s Pizza, Inc.	27,612	1,314,884

Life Time Fitness, Inc.(a)	8,751	368,767

Six Flags Entertainment Corp.	12,657	845,614

Total		2,927,568

Household Durables 0.2%

Tri Pointe Homes, Inc.(a)	8,791	161,754

Internet & Catalog Retail 0.8%

HomeAway, Inc.(a)	19,430	573,185

Leisure Equipment & Products 0.6%

Brunswick Corp.	10,800	393,552

Media 0.6%

National CineMedia, Inc.	21,066	321,257

Shutterstock, Inc.(a)	3,242	105,689

Total		426,946

Specialty Retail 6.9%

Asbury Automotive Group, Inc.(a)	14,375	485,300

Cabela’s, Inc.(a)	7,703	389,695

Conn’s, Inc.(a)	12,019	385,089

GameStop Corp., Class A	17,290	433,287

Lumber Liquidators Holdings, Inc.(a)	9,119	539,754

Pier 1 Imports, Inc.	40,882	918,618

Rent-A-Center, Inc.	7,653	277,651

Select Comfort Corp.(a)	8,651	177,605

Tile Shop Holdings, Inc.(a)	41,389	729,688

Vitamin Shoppe, Inc.(a)	9,393	493,602

Total		4,830,289

Textiles, Apparel & Luxury Goods 0.8%

Tumi Holdings, Inc.(a)	24,079	569,228

Total Consumer Discretionary		9,882,522

Consumer Staples 2.9%
Food & Staples Retailing 1.3%

Casey’s General Stores, Inc.	13,455	761,418

Harris Teeter Supermarkets, Inc.	3,755	161,465

Total		922,883

Food Products 0.4%

Hain Celestial Group, Inc. (The)(a)	5,597	306,436

Personal Products 1.2%

Elizabeth Arden, Inc.(a)	21,344	830,282

Total Consumer Staples		2,059,601

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.2%
Energy Equipment & Services 1.8%

Dril-Quip, Inc.(a)	4,360	358,523

Rowan Companies PLC, Class A(a)	10,545	364,751

Superior Energy Services, Inc.(a)	19,006	502,709

Total		1,225,983

Oil, Gas & Consumable Fuels 4.4%

Carrizo Oil & Gas, Inc.(a)	11,527	270,769

CVR Energy, Inc.(b)(c)(d)	11,473	—

Energy XXI Bermuda Ltd.	11,726	348,614

Golar LNG Ltd.	9,747	369,509

Gulfport Energy Corp.(a)	9,900	405,405

Kodiak Oil & Gas Corp.(a)	36,615	325,873

Oasis Petroleum, Inc.(a)	25,184	924,253

PDC Energy, Inc.(a)	5,065	236,232

Western Refining, Inc.	6,555	235,259

Total		3,115,914

Total Energy		4,341,897

Financials 7.6%
Commercial Banks 1.1%

Signature Bank(a)	10,887	808,577

Consumer Finance 1.7%

DFC Global Corp.(a)	27,258	509,180

Portfolio Recovery Associates, Inc.(a)	6,115	714,996

Total		1,224,176

Real Estate Investment Trusts (REITs) 3.9%

DiamondRock Hospitality Co.	59,265	529,829

Omega Healthcare Investors, Inc.	21,445	600,245

Redwood Trust, Inc.	36,203	733,473

Summit Hotel Properties, Inc.	49,768	477,773

Tanger Factory Outlet Centers	10,720	378,309

Total		2,719,629

Thrifts & Mortgage Finance 0.9%

Nationstar Mortgage Holdings, Inc.(a)	4,248	163,675

Radian Group, Inc.	51,049	449,742

Total		613,417

Total Financials		5,365,799

Health Care 22.5%
Biotechnology 8.1%

Alkermes PLC(a)	21,398	464,551

Alnylam Pharmaceuticals, Inc.(a)	23,799	563,798

Amarin Corp. PLC, ADR(a)	35,043	283,498

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Frontier Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Ariad Pharmaceuticals, Inc.(a)	21,216	446,172

Cepheid, Inc.(a)	13,005	473,772

Dynavax Technologies Corp.(a)	79,963	163,124

Exact Sciences Corp.(a)	33,413	356,851

Idenix Pharmaceuticals, Inc.(a)	83,091	349,813

Infinity Pharmaceuticals, Inc.(a)	11,934	492,755

Keryx Biopharmaceuticals, Inc.(a)	25,227	162,210

Onyx Pharmaceuticals, Inc.(a)	8,654	651,733

Puma Biotechnology, Inc.(a)	9,396	241,571

Rigel Pharmaceuticals, Inc.(a)	43,776	294,175

Sarepta Therapeutics, Inc.(a)	11,611	339,854

TESARO, Inc.(a)	19,709	391,421

Total		5,675,298

Health Care Equipment & Supplies 4.3%

Align Technology, Inc.(a)	31,330	985,015

Endologix, Inc.(a)	18,680	281,321

Insulet Corp.(a)	22,756	513,603

Masimo Corp.	23,931	475,030

NxStage Medical, Inc.(a)	40,441	453,748

Volcano Corp.(a)	15,694	339,618

Total		3,048,335

Health Care Providers & Services 3.2%

Brookdale Senior Living, Inc.(a)	39,917	1,104,903

Catamaran Corp.(a)	8,832	474,367

IPC The Hospitalist Co., Inc.(a)	15,859	661,320

Total		2,240,690

Health Care Technology 2.8%

athenahealth, Inc.(a)	5,832	546,983

HMS Holdings Corp.(a)	35,801	1,037,871

Vocera Communications, Inc.(a)	14,915	393,309

Total		1,978,163

Life Sciences Tools & Services 1.6%

Fluidigm Corp.(a)	21,483	370,796

Icon PLC	24,493	763,202

Total		1,133,998

Pharmaceuticals 2.5%

Akorn, Inc.(a)	21,596	298,025

Impax Laboratories, Inc.(a)	40,872	810,491

Salix Pharmaceuticals Ltd.(a)	13,508	659,866

Total		1,768,382

Total Health Care		15,844,766

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 17.1%
Aerospace & Defense 0.7%

LMI Aerospace, Inc.(a)	23,184	513,526

Airlines 1.1%

Alaska Air Group, Inc.(a)	8,356	430,752

U.S. Airways Group, Inc.(a)	26,820	360,192

Total		790,944

Building Products 1.1%

USG Corp.(a)	27,894	787,169

Commercial Services & Supplies 1.6%

Clean Harbors, Inc.(a)	11,662	600,593

Tetra Tech, Inc.(a)	17,657	509,581

Total		1,110,174

Electrical Equipment 1.3%

Acuity Brands, Inc.	7,405	504,502

Regal-Beloit Corp.	5,039	389,414

Total		893,916

Machinery 3.0%

Chart Industries, Inc.(a)	5,548	402,563

CLARCOR, Inc.	5,850	298,292

Proto Labs, Inc.(a)	9,006	418,689

Trinity Industries, Inc.	7,239	313,014

Woodward, Inc.	17,577	657,907

Total		2,090,465

Marine 0.8%

Costamare, Inc.	35,516	547,657

Professional Services 1.4%

Advisory Board Co. (The)(a)	8,153	414,254

Wageworks, Inc.(a)	24,702	583,214

Total		997,468

Road & Rail 3.4%

Avis Budget Group, Inc.(a)	20,340	475,346

Genesee & Wyoming, Inc., Class A(a)	5,160	461,923

Knight Transportation, Inc.	24,961	390,889

Roadrunner Transportation Systems, Inc.(a)	29,818	679,254

Werner Enterprises, Inc.	16,630	382,823

Total		2,390,235

Trading Companies & Distributors 2.7%

TAL International Group, Inc.	16,462	708,689

Titan Machinery, Inc.(a)	22,715	641,699

United Rentals, Inc.(a)	10,291	549,642

Total		1,900,030

Total Industrials		12,021,584

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Frontier Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 24.4%
Computers & Peripherals 0.4%

Stratasys Ltd.(a)	4,485	283,183

Electronic Equipment, Instruments & Components 4.8%

Cognex Corp.	15,144	623,781

FEI Co.	12,804	811,005

IPG Photonics Corp.	7,940	470,763

OSI Systems, Inc.(a)	19,139	1,102,981

Universal Display Corp.(a)	12,135	380,796

Total		3,389,326

Internet Software & Services 3.3%

Cornerstone OnDemand, Inc.(a)	17,188	581,986

CoStar Group, Inc.(a)	7,038	709,008

Demandware, Inc.(a)	13,791	364,772

Stamps.com, Inc.(a)	13,336	325,265

Trulia, Inc.(a)	14,745	351,521

Total		2,332,552

IT Services 1.2%

Cardtronics, Inc.(a)	10,755	283,502

WEX, Inc.(a)	7,149	536,246

Total		819,748

Semiconductors & Semiconductor Equipment 1.9%

Cavium, Inc.(a)	8,085	298,498

Microsemi Corp.(a)	10,972	226,352

Silicon Laboratories, Inc.(a)	13,876	576,132

Ultratech, Inc.(a)	6,105	250,183

Total		1,351,165

Software 12.8%

Aspen Technology, Inc.(a)	39,127	1,203,547

BroadSoft, Inc.(a)	23,346	490,266

CommVault Systems, Inc.(a)	17,802	1,316,458

Fortinet, Inc.(a)	19,456	470,446

Guidewire Software, Inc.(a)	26,102	954,028

Imperva, Inc.(a)	15,507	566,005

Infoblox, Inc.(a)	15,986	337,145

Proofpoint, Inc.(a)	27,823	388,966

QLIK Technologies, Inc.(a)	22,358	581,308

Common Stocks (continued)
Issuer	Shares	Value ($)
Sourcefire, Inc.(a)	4,739	254,153

Splunk, Inc.(a)	13,595	491,187

TIBCO Software, Inc.(a)	9,138	196,010

TiVo, Inc.(a)	51,169	633,984

Tyler Technologies, Inc.(a)	6,291	354,812

Ultimate Software Group, Inc.(a)	8,133	799,230

Total		9,037,545

Total Information Technology		17,213,519

Materials 1.7%
Construction Materials 1.1%

Eagle Materials, Inc.	11,565	743,745

Metals & Mining 0.6%

Walter Energy, Inc.	13,805	438,861

Total Materials		1,182,606

Telecommunication Services 0.7%
Diversified Telecommunication Services 0.7%

Cogent Communications Group, Inc.	21,245	534,312

Total Telecommunication Services		534,312

Utilities 0.7%
Electric Utilities 0.7%

UIL Holdings Corp.	12,358	483,939

Total Utilities		483,939

Total Common Stocks
(Cost: $61,363,122)		68,930,545

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(e)(f)	1,115,833	1,115,833

Total Money Market Funds
(Cost: $1,115,833)		1,115,833

Total Investments
(Cost: $62,478,955)		70,046,378

Other Assets & Liabilities, Net		410,954

Net Assets		70,457,332

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Negligible market value.

(c)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2013 was $0, which represents 0.00% of net assets. Information concerning such security holdings at February 28, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
CVR Energy, Inc.	05/07/12	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Frontier Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $0, which represents 0.00% of net assets.

(e)	The rate shown is the seven-day current annualized yield at February 28, 2013.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	440,570	11,951,672	(11,276,409)	1,115,833	1,016	1,115,833

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Frontier Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	9,882,522	—	—	9,882,522

Consumer Staples	2,059,601	—	—	2,059,601

Energy	4,341,897	—	—	4,341,897

Financials	5,365,799	—	—	5,365,799

Health Care	15,844,766	—	—	15,844,766

Industrials	12,021,584	—	—	12,021,584

Information Technology	17,213,519	—	—	17,213,519

Materials	1,182,606	—	—	1,182,606

Telecommunication Services	534,312	—	—	534,312

Utilities	483,939	—	—	483,939

Total Equity Securities	68,930,545	—	—	68,930,545

Other

Money Market Funds	1,115,833	—	—	1,115,833

Total Other	1,115,833	—	—	1,115,833

Total	70,046,378	—	—	70,046,378

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Frontier Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $61,363,122)	$68,930,545

Affiliated issuers (identified cost $1,115,833)	1,115,833

Total investments (identified cost $62,478,955)	70,046,378

Receivable for:

Investments sold	1,531,004

Capital shares sold	1,744

Dividends	19,566

Expense reimbursement due from Investment Manager	610

Prepaid expenses	1,288

Total assets	71,600,590

Liabilities

Payable for:

Investments purchased	1,010,417

Capital shares purchased	38,531

Investment management fees	1,524

Distribution and/or service fees	736

Transfer agent fees	15,089

Administration fees	154

Plan administration fees	8

Compensation of board members	7,677

Other expenses	69,122

Total liabilities	1,143,258

Net assets applicable to outstanding capital stock	$70,457,332

Represented by

Paid-in capital	$80,576,703

Excess of distributions over net investment income	(444,563)

Accumulated net realized loss	(17,242,231)

Unrealized appreciation (depreciation) on:

Investments	7,567,423

Total — representing net assets applicable to outstanding capital stock	$70,457,332

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Frontier Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A

Net assets	$57,569,744

Shares outstanding	4,957,566

Net asset value per share	$11.61

Maximum offering price per share(a)	$12.32

Class B

Net assets	$2,343,568

Shares outstanding	255,898

Net asset value per share	$9.16

Class C

Net assets	$10,084,072

Shares outstanding	1,099,231

Net asset value per share	$9.17

Class I

Net assets	$16,775

Shares outstanding	1,347

Net asset value per share	$12.45

Class K(b)

Net assets	$40,472

Shares outstanding	3,270

Net asset value per share	$12.38

Class R

Net assets	$142,786

Shares outstanding	12,618

Net asset value per share	$11.32

Class R5

Net assets	$30,457

Shares outstanding	2,431

Net asset value per share	$12.53

Class Z

Net assets	$229,458

Shares outstanding	18,410

Net asset value per share	$12.46

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Frontier Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$265,953

Dividends — affiliated issuers	1,016

Income from securities lending — net	12,203

Total income	279,172

Expenses:

Investment management fees	274,018

Distribution and/or service fees

Class A	70,863

Class B	11,654

Class C	49,486

Class R	312

Transfer agent fees

Class A	124,179

Class B	5,106

Class C	21,681

Class K(a)	10

Class R	273

Class R5	16

Class Z	463

Administration fees	27,749

Plan administration fees

Class K(a)	47

Compensation of board members	5,779

Custodian fees	4,618

Printing and postage fees	36,793

Registration fees	53,221

Professional fees	11,974

Other	7,090

Total expenses	705,332
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(128,023)

Total net expenses	577,309

Net investment loss	(298,137)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	129,280

Foreign currency translations	1,779

Net realized gain	131,059

Net change in unrealized appreciation (depreciation) on:

Investments	5,563,170

Foreign currency translations	4,661

Net change in unrealized appreciation (depreciation)	5,567,831

Net realized and unrealized gain	5,698,890

Net increase in net assets resulting from operations	$5,400,753

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Frontier Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012(a)	Year Ended October 31, 2011
Operations

Net investment loss	$(298,137)	$(519,670)	$(879,651)

Net realized gain	131,059	4,545,950	17,177,577

Net change in unrealized appreciation (depreciation)	5,567,831	4,337,649	(9,577,081)

Net increase in net assets resulting from operations	5,400,753	8,363,929	6,720,845

Distributions to shareholders

Net investment income

Class A	(691,033)	—	—

Class B	(13,295)	—	—

Class C	(90,694)	—	—

Class I	(254)	—	—

Class K(b)	(487)	—	—

Class R	(1,390)	—	—

Class R5	(246)	—	—

Class Z	(2,588)	—	—

Total distributions to shareholders	(799,987)	—	—

Increase (decrease) in net assets from capital stock activity	(5,958,252)	(10,346,569)	(71,158,551)

Proceeds from regulatory settlements (Note 6)	—	948,682	—

Total decrease in net assets	(1,357,486)	(1,033,958)	(64,437,706)

Net assets at beginning of period	71,814,818	72,848,776	137,286,482

Net assets at end of period	$70,457,332	$71,814,818	$72,848,776

Undistributed (excess of distributions over) net investment income	$(444,563)	$653,561	$(20,593)

(a)	For the period from November 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Frontier Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012(a)		Year Ended October 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	134,661	1,511,847	288,135	3,012,542	461,271	5,033,840

Distributions reinvested	59,333	649,100	—	—	—	—

Redemptions	(561,843)	(6,221,294)	(1,121,463)	(11,559,886)	(1,561,186)	(16,438,748)

Net decrease	(367,849)	(4,060,347)	(833,328)	(8,547,344)	(1,099,915)	(11,404,908)

Class B shares

Subscriptions	2,053	18,613	1,663	14,061	4,928	46,308

Distributions reinvested	1,516	13,097	—	—	—	—

Redemptions(b)	(30,929)	(271,035)	(185,486)	(1,516,871)	(442,060)	(3,841,259)

Net decrease	(27,360)	(239,325)	(183,823)	(1,502,810)	(437,132)	(3,794,951)

Class C shares

Subscriptions	26,524	235,044	101,220	859,877	42,783	375,723

Distributions reinvested	8,588	74,373	—	—	—	—

Redemptions	(122,133)	(1,061,328)	(144,959)	(1,187,032)	(224,461)	(1,879,560)

Net decrease	(87,021)	(751,911)	(43,739)	(327,155)	(181,678)	(1,503,837)

Class I shares

Subscriptions	—	—	—	—	84,843	1,019,190

Redemptions	—	—	—	—	(4,708,397)	(55,709,801)

Net decrease	—	—	—	—	(4,623,554)	(54,690,611)

Class K shares(c)

Subscriptions	16	184	28	320	20	241

Distributions reinvested	32	379	—	—	—	—

Redemptions	—	—	(1,747)	(20,389)	(838)	(9,737)

Net increase (decrease)	48	563	(1,719)	(20,069)	(818)	(9,496)

Class R shares

Subscriptions	2,106	23,155	2,761	27,680	3,879	40,734

Distributions reinvested	47	499	—	—	—	—

Redemptions	(1,063)	(11,642)	(3,308)	(32,954)	(3,024)	(33,000)

Net increase (decrease)	1,090	12,012	(547)	(5,274)	855	7,734

Class R5 shares

Distributions reinvested	18	213	—	—	—	—

Redemptions	(76,427)	(926,500)	—	—	(82)	(549)

Net decrease	(76,409)	(926,287)	—	—	(82)	(549)

Class Z shares

Subscriptions	3,660	43,526	126,939	1,506,834	26,515	321,069

Distributions reinvested	141	1,652	—	—	—	—

Redemptions	(3,192)	(38,135)	(128,339)	(1,450,751)	(7,568)	(83,002)

Net increase (decrease)	609	7,043	(1,400)	56,083	18,947	238,067

Total net decrease	(556,892)	(5,958,252)	(1,064,556)	(10,346,569)	(6,323,377)	(71,158,551)

(a)	For the period from November 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.

(b)	Includes conversions of Class B shares to Class A shares, if any.

(c)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Frontier Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended October 31,
Class A	(Unaudited)		2012(a)		2011		2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$10.87		$9.55		$9.71		$8.21	$7.29	$15.63		$14.29

Income from investment operations:

Net investment loss	(0.04)		(0.06)		(0.08)		(0.08)	(0.08)	(0.12)		(0.21)

Net realized and unrealized gain (loss)	0.92		1.24		(0.08	)(b)	1.58	1.00	(5.93)		3.18

Total from investment operations	0.88		1.18		(0.16)		1.50	0.92	(6.05)		2.97

Less distributions to shareholders:

Net investment income	(0.14)		—		—		—	—	—		—

Net realized gains	—		—		—		—	—	(2.41)		(1.63)

Total distributions to shareholders	(0.14)		—		—		—	—	(2.41)		(1.63)

Proceeds from regulatory settlements	—		0.14		—		—	—	0.12		—

Net asset value, end of period	$11.61		$10.87		$9.55		$9.71	$8.21	$7.29		$15.63

Total return	8.14%		13.82	%(c)	(1.65%)		18.27%	12.62%	(44.19	%)(d)	22.93%

Ratios to average net assets(e)

Total gross expenses	1.90	%(f)	1.85	%(f)	1.73%		1.88%	2.62%	2.05%		1.90%

Total net expenses(g)	1.53	%(f)	1.52	%(f)(h)	1.48	%(h)	1.51%	1.86%	1.97%		1.90%

Net investment loss	(0.73	%)(f)	(0.71	%)(f)	(0.72%)		(0.91%)	(0.91%)	(1.13%)		(1.47%)

Supplemental data

Net assets, end of period (in thousands)	$57,570		$57,896		$58,800		$70,460	$23,380	$25,209		$52,441

Portfolio turnover	45%		163%		72%		160%	162%	156%		116%

Notes to Financial Highlights

(a)	For the period from November 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.33%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.74%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Frontier Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended October 31,
Class B	(Unaudited)		2012(a)		2011		2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$8.55		$7.56		$7.74		$6.60	$5.90	$13.22		$12.42

Income from investment operations:

Net investment loss	(0.06)		(0.10)		(0.13)		(0.12)	(0.12)	(0.16)		(0.27)

Net realized and unrealized gain (loss)	0.72		0.98		(0.05	)(b)	1.26	0.82	(4.85)		2.70

Total from investment operations	0.66		0.88		(0.18)		1.14	0.70	(5.01)		2.43

Less distributions to shareholders:

Net investment income	(0.05)		—		—		—	—	—		—

Net realized gains	—		—		—		—	—	(2.41)		(1.63)

Total distributions to shareholders	(0.05)		—		—		—	—	(2.41)		(1.63)

Proceeds from regulatory settlements	—		0.11		—		—	—	0.10		—

Net asset value, end of period	$9.16		$8.55		$7.56		$7.74	$6.60	$5.90		$13.22

Total return	7.75%		13.10	%(c)	(2.33%)		17.27%	11.86%	(44.62	%)(d)	21.90%

Ratios to average net assets(e)

Total gross expenses	2.65	%(f)	2.62	%(f)	2.47%		2.61%	3.38%	2.81%		2.66%

Total net expenses(g)	2.28	%(f)	2.27	%(f)(h)	2.23	%(h)	2.29%	2.63%	2.73%		2.66%

Net investment loss	(1.47	%)(f)	(1.48	%)(f)	(1.49%)		(1.69%)	(1.65%)	(1.89%)		(2.23%)

Supplemental data

Net assets, end of period (in thousands)	$2,344		$2,422		$3,529		$7,000	$1,118	$1,302		$3,365

Portfolio turnover	45%		163%		72%		160%	162%	156%		116%

Notes to Financial Highlights

(a)	For the period from November 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.33%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.71%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Frontier Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended October 31,
Class C	(Unaudited)		2012(a)		2011		2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$8.59		$7.59		$7.78		$6.63	$5.93	$13.23		$12.42

Income from investment operations:

Net investment loss	(0.06)		(0.10)		(0.12)		(0.12)	(0.12)	(0.15)		(0.27)

Net realized and unrealized gain (loss)	0.72		0.99		(0.07	)(b)	1.27	0.82	(4.84)		2.71

Total from investment operations	0.66		0.89		(0.19)		1.15	0.70	(4.99)		2.44

Less distributions to shareholders:

Net investment income	(0.08)		—		—		—	—	—		—

Net realized gains	—		—		—		—	—	(2.41)		(1.63)

Total distributions to shareholders	(0.08)		—		—		—	—	(2.41)		(1.63)

Proceeds from regulatory settlements	—		0.11		—		—	—	0.10		—

Net asset value, end of period	$9.17		$8.59		$7.59		$7.78	$6.63	$5.93		$13.23

Total return	7.74%		13.17	%(c)	(2.44%)		17.35%	11.80%	(44.38	%)(d)	22.00%

Ratios to average net assets(e)

Total gross expenses	2.65	%(f)	2.60	%(f)	2.48%		2.68%	3.36%	2.81%		2.66%

Total net expenses(g)	2.28	%(f)	2.27	%(f)(h)	2.23	%(h)	2.27%	2.61%	2.73%		2.66%

Net investment loss	(1.48	%)(f)	(1.47	%)(f)	(1.47%)		(1.66%)	(1.66%)	(1.89%)		(2.23%)

Supplemental data

Net assets, end of period (in thousands)	$10,084		$10,194		$9,341		$10,983	$8,899	$9,493		$3,173

Portfolio turnover	45%		163%		72%		160%	162%	156%		116%

Notes to Financial Highlights

(a)	For the period from November 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.33%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.72%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Frontier Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended October 31,
Class I	(Unaudited)		2012(a)		2011		2010	2009(b)
Per share data
Net asset value, beginning of period	$11.67		$10.21		$10.35		$8.71	$8.65

Income from investment operations:

Net investment loss	(0.02)		(0.02)		(0.04)		(0.05)	(0.01)

Net realized and unrealized gain (loss)	0.99		1.33		(0.10	)(c)	1.69	0.07

Total from investment operations	0.97		1.31		(0.14)		1.64	0.06

Less distributions to shareholders:

Net investment income	(0.19)		—		—		—	—

Total distributions to shareholders	(0.19)		—		—		—	—

Proceeds from regulatory settlements	—		0.15		—		—	—

Net asset value, end of period	$12.45		$11.67		$10.21		$10.35	$8.71

Total return	8.40%		14.30	%(d)	(1.35%)		18.83%	0.69%

Ratios to average net assets(e)

Total gross expenses	1.21	%(f)	1.22	%(f)	1.08%		1.13%	1.30	%(f)

Total net expenses(g)	1.08	%(f)	1.07	%(f)	1.03%		1.06%	1.06	%(f)

Net investment loss	(0.28	%)(f)	(0.27	%)(f)	(0.33%)		(0.49%)	(0.39	%)(f)

Supplemental data

Net assets, end of period (in thousands)	$17		$16		$14		$47,859	$1,000

Portfolio turnover	45%		163%		72%		160%	162%

Notes to Financial Highlights

(a)	For the period from November 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.

(b)	For the period from August 3, 2009 (commencement of operations) to October 31, 2009.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.33%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Frontier Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended October 31,
Class K(a)	(Unaudited)		2012(b)		2011		2010	2009(c)
Per share data
Net asset value, beginning of period	$11.58		$10.16		$10.31		$8.70	$8.65

Income from investment operations:

Net investment loss	(0.03)		(0.05)		(0.06)		(0.07)	(0.01)

Net realized and unrealized gain (loss)	0.98		1.32		(0.09	)(d)	1.68	0.06

Total from investment operations	0.95		1.27		(0.15)		1.61	0.05

Less distributions to shareholders:

Net investment income	(0.15)		—		—		—	—

Total distributions to shareholders	(0.15)		—		—		—	—

Proceeds from regulatory settlements	—		0.15		—		—	—

Net asset value, end of period	$12.38		$11.58		$10.16		$10.31	$8.70

Total return	8.29%		13.98	%(e)	(1.46%)		18.51%	0.58%

Ratios to average net assets(f)

Total gross expenses	1.51	%(g)	1.48	%(g)	1.38%		1.41%	1.53	%(g)

Total net expenses(h)	1.38	%(g)	1.34	%(g)	1.30%		1.36%	1.37	%(g)

Net investment loss	(0.58	%)(g)	(0.56	%)(g)	(0.54%)		(0.74%)	(0.56	%)(g)

Supplemental data

Net assets, end of period (in thousands)	$40		$37		$50		$59	$10

Portfolio turnover	45%		163%		72%		160%	162%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	For the period from November 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.

(c)	For the period from August 3, 2009 (commencement of operations) to October 31, 2009.

(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.33%.

(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(g)	Annualized.

(h)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Frontier Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended October 31,
Class R	(Unaudited)		2012(a)		2011		2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$10.59		$9.32		$9.50		$8.06	$7.18	$15.47		$14.20

Income from investment operations:

Net investment loss	(0.05)		(0.08)		(0.10)		(0.11)	(0.10)	(0.14)		(0.24)

Net realized and unrealized gain (loss)	0.90		1.21		(0.08	)(b)	1.55	0.98	(5.86)		3.14

Total from investment operations	0.85		1.13		(0.18)		1.44	0.88	(6.00)		2.90

Less distributions to shareholders:

Net investment income	(0.12)		—		—		—	—	—		—

Net realized gains	—		—		—		—	—	(2.41)		(1.63)

Total distributions to shareholders	(0.12)		—		—		—	—	(2.41)		(1.63)

Proceeds from regulatory settlements	—		0.14		—		—	—	0.12		—

Net asset value, end of period	$11.32		$10.59		$9.32		$9.50	$8.06	$7.18		$15.47

Total return	8.07%		13.63	%(c)	(1.89%)		17.87%	12.26%	(44.36	%)(d)	22.53%

Ratios to average net assets(e)

Total gross expenses	2.15	%(f)	2.10	%(f)	1.98%		2.02%	2.90%	2.31%		2.15%

Total net expenses(g)	1.78	%(f)	1.77	%(f)(h)	1.74	%(h)	1.86%	2.14%	2.23%		2.15%

Net investment loss	(0.97	%)(f)	(0.96	%)(f)	(0.99%)		(1.24%)	(1.21%)	(1.39%)		(1.72%)

Supplemental data

Net assets, end of period (in thousands)	$143		$122		$113		$107	$82	$79		$93

Portfolio turnover	45%		163%		72%		160%	162%	156%		116%

Notes to Financial Highlights

(a)	For the period from November 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.33%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.74%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Frontier Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended October 31,
Class R5	(Unaudited)		2012(a)		2011		2010	2009	2008		2007
Per share data
Net asset value, beginning of period	$11.68		$10.22		$10.34		$8.71	$7.71	$16.30		$14.76

Income from investment operations:

Net investment loss	(0.03)		(0.03)		(0.03)		(0.05)	(0.06)	(0.06)		(0.13)

Net realized and unrealized gain (loss)	0.98		1.34		(0.09	)(b)	1.68	1.06	(6.24)		3.30

Total from investment operations	0.95		1.31		(0.12)		1.63	1.00	(6.30)		3.17

Less distributions to shareholders:

Net investment income	(0.10)		—		—		—	—	—		—

Net realized gains	—		—		—		—	—	(2.41)		(1.63)

Total distributions to shareholders	(0.10)		—		—		—	—	(2.41)		(1.63)

Proceeds from regulatory settlements	—		0.15		—		—	—	0.12		—

Net asset value, end of period	$12.53		$11.68		$10.22		$10.34	$8.71	$7.71		$16.30

Total return	8.20%		14.29	%(c)	(1.16%)		18.71%	12.97%	(43.87	%)(d)	23.62%

Ratios to average net assets(e)

Total gross expenses	1.15	%(f)	1.25	%(f)	1.12%		1.27%	1.88%	1.39%		1.29%

Total net expenses(g)	1.13	%(f)	1.10	%(f)	1.03%		1.11%	1.68%	1.39%		1.29%

Net investment loss	(0.46	%)(f)	(0.29	%)(f)	(0.27%)		(0.50%)	(0.55%)	(0.55%)		(0.86%)

Supplemental data

Net assets, end of period (in thousands)	$30		$920		$806		$816	$626	$3,229		$5,467

Portfolio turnover	45%		163%		72%		160%	162%	156%		116%

Notes to Financial Highlights

(a)	For the period from November 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.33%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.75%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Frontier Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,		Year Ended October 31,
Class Z	(Unaudited)		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$11.64		$10.21		$10.35		$9.84

Income from investment operations:

Net investment loss	(0.03)		(0.07)		(0.04)		(0.02)

Net realized and unrealized gain (loss)	0.98		1.35		(0.10	)(c)	0.53

Total from investment operations	0.95		1.28		(0.14)		0.51

Less distributions to shareholders:

Net investment income	(0.13)		—		—		—

Total distributions to shareholders	(0.13)		—		—		—

Proceeds from regulatory settlements	—		0.15		—		—

Net asset value, end of period	$12.46		$11.64		$10.21		$10.35

Total return	8.27%		14.01	%(d)	(1.35%)		5.18%

Ratios to average net assets(e)

Total gross expenses	1.65	%(f)	1.48	%(f)	1.48%		2.03	%(f)

Total net expenses(g)	1.28	%(f)	1.28	%(f)(h)	1.22	%(i)	1.26	%(f)

Net investment loss	(0.47	%)(f)	(0.70	%)(f)	(0.38%)		(2.06	%)(f)

Supplemental data

Net assets, end of period (in thousands)	$229		$207		$196		$3

Portfolio turnover	45%		163%		72%		160%

Notes to Financial Highlights

(a)	For the period from November 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.

(b)	For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 1.33%.

(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of 0.01%.

(i)	The benefits derived from expense reductions had an impact of 0.02%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Frontier Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Frontier Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R5 and Class Z shares. The Fund is closed to new investors and new accounts, subject to certain limited exceptions. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class K shares (formerly Class R4 shares) are not subject to sales charges. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R5 shares are not subject to sales charges.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP)

requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or

Semiannual Report 2013	23

Columbia Frontier Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the

BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

24	Semiannual Report 2013

Columbia Frontier Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.79% to 0.70% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.79% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended February 28, 2013, other expenses paid to this company were $471.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed

Semiannual Report 2013	25

Columbia Frontier Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended February 28, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.44%
Class B	0.44
Class C	0.44
Class K	0.05
Class R	0.44
Class R5	0.05
Class Z	0.44

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At February 28, 2013, the Fund’s total potential future obligation over the life of the Guaranty is $35,974. The liability remaining at February 28, 2013 for non-recurring charges associated with the lease amounted to $20,490 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $302,000 and $1,312,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $10,775 for Class A, $366 for Class B and $1,120 for Class C shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

26	Semiannual Report 2013

Columbia Frontier Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.53%
Class B	2.28
Class C	2.28
Class I	1.08
Class K	1.38
Class R	1.78
Class R5	1.13
Class Z	1.28

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Effective March 1, 2013, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses in the same manner as above, through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, will not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.41%
Class B	2.16
Class C	2.16
Class I	0.96
Class K	1.26
Class R	1.66
Class R5	1.01
Class Z	1.16

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $62,511,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,857,000
Unrealized depreciation	(2,322,000)
Net unrealized appreciation	$7,535,000

The following capital loss carryforward, determined as of August 31, 2012 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	2,188,141
2018	14,945,775
Total	17,133,916

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $30,642,312 and $38,793,567, respectively, for the six months ended February 28, 2013.

Note 6. Regulatory Settlements

During the year ended August 31, 2012, the Fund received $948,682 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in “Proceeds from regulatory settlements” in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund

Semiannual Report 2013	27

Columbia Frontier Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 8. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9. Shareholder Concentration

At February 28, 2013, one unaffiliated shareholder account owned 10.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 10. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 11. Significant Risks

Health Care Sector Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the health care sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Technology and Technology-related Investment Risk

The Fund invested a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

In September 2012, the Board of Trustees approved a proposal to merge the Fund into Columbia Small Cap Growth Fund I. The proposal was approved at a special meeting of shareholders held on February 27, 2013. The merger, which was a tax-free reorganization for U.S. federal income tax proposes, was effective March 15, 2013.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to

28	Semiannual Report 2013

Columbia Frontier Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	29

Columbia Frontier Fund

Shareholder Meeting Results

(Unaudited)

Columbia Frontier Fund

Special Meeting of Shareholders Held on February 27, 2013

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the “Meeting”), shareholders of the Fund approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer its assets to Columbia Small Cap Growth Fund I (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s liabilities. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total dollar interest in the Fund as of the record date for the Meeting.

Votes For	Votes Against	Abstentions	Broker Non-Votes
3,357,069	108,543	169,866	0

30	Semiannual Report 2013

Columbia Frontier Fund

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Semiannual Report 2013	31

Columbia Frontier Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

32	Semiannual Report 2013

Columbia Frontier Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	33

Columbia Frontier Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR150_08_C01_(04/13)

Semiannual Report February 28, 2013

Columbia Marsico Flexible Capital Fund

Columbia Marsico Flexible Capital Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Marsico Flexible Capital Fund (the Fund) Class A shares returned 7.08% excluding sales charges for the six months ended February 28, 2013.

>	The Fund underperformed its benchmark, the S&P 500 Index, which returned 8.95% for the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2013)
	Inception	6 Months cumulative	1 Year	Life
Class A	09/28/10
Excluding sales charges		7.08	12.53	14.98
Including sales charges		0.94	6.10	12.20
Class C	09/28/10
Excluding sales charges		6.68	11.74	14.08
Including sales charges		5.68	10.74	14.08
Class I	09/28/10	7.28	13.01	15.22
Class R	09/28/10	6.91	12.30	14.60
Class R5*	11/08/12	7.19	12.65	15.03
Class Z	09/28/10	7.17	12.79	15.24
S&P 500 Index		8.95	13.46	14.61

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at February 28, 2013)
Liberty Global Inc., Class C	4.4
Lowe’s Companies, Inc.	4.3
AutoZone, Inc.	3.6
Google, Inc., Class A	3.1
United Rentals, Inc.	3.1
QUALCOMM, Inc.	2.7
Mondelez International, Inc., Class A	2.7
Citigroup, Inc.	2.7
Constellation Brands, Inc., Class A	2.6
Hologic, Inc.	2.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at February 28, 2013)
Common Stocks	86.3
Consumer Discretionary	31.1
Consumer Staples	7.6
Energy	6.6
Financials	11.6
Health Care	6.4
Industrials	9.5
Information Technology	11.5
Materials	2.0
Corporate Bonds & Notes	8.5
Consumer Discretionary	4.2
Financials	0.1
Industrials	1.2
Telecommunication	3.0
Money Market Funds	3.9
Preferred Stocks	1.1
Financials	1.1
Warrants	0.2
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Munish Malhotra, CFA

Jordon Laycob

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2013 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2013	3

Columbia Marsico Flexible Capital Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,070.80		1,018.05	6.98		6.80	1.36
Class C	1,000.00	1,000.00	1,066.80		1,014.33	10.81		10.54	2.11
Class I	1,000.00	1,000.00	1,072.80		1,020.08	4.88		4.76	0.95
Class R	1,000.00	1,000.00	1,069.10		1,016.91	8.16		7.95	1.59
Class R5	1,000.00	1,000.00	1,075.30	*	1,020.13	2.97	*	4.71	0.94	*
Class Z	1,000.00	1,000.00	1,071.70		1,019.24	5.75		5.61	1.12

*	For the period November 8, 2012 through February 28, 2013. Class R5 shares commenced operations on November 8, 2012.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until December 31, 2013, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.31% for Class A, 2.06% for Class C, 0.89% for Class I and 1.06% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective November 1, 2012. If this change had been in place for the entire six month period ended February 28, 2013, the actual expenses paid would have been $6.73 for Class A, $10.56 for Class C, $4.57 for Class I and $5.44 for Class Z; the hypothetical expenses paid would have been $6.56 for Class A, $10.29 for Class C, $4.46 for Class I and $5.31 for Class Z.

4	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 85.3%
Issuer	Shares	Value ($)

Consumer Discretionary 30.8%
Automobiles 3.0%

Bayerische Motoren Werke AG	14,598	1,342,153

Tesla Motors, Inc.(a)	78,573	2,736,698

Total		4,078,851

Diversified Consumer Services 0.4%

Bright Horizons Family Solutions, Inc.(a)	19,539	546,310

Hotels, Restaurants & Leisure 3.7%

Bloomin’ Brands, Inc.(a)	100,344	1,726,920

Norwegian Cruise Line Holdings Ltd.(a)	26,992	836,212

Wynn Resorts Ltd.	22,135	2,587,582

Total		5,150,714

Internet & Catalog Retail 3.0%

Liberty Interactive Corp., Class A(a)	64,722	1,351,396

priceline.com, Inc.(a)	4,035	2,774,385

Total		4,125,781

Media 8.3%

CBS Corp., Class B Non Voting	36,064	1,564,817

Liberty Global, Inc., Class C(a)	89,614	5,722,750

Television Broadcasts Ltd.	174,000	1,325,108

Viacom, Inc., Class B	48,486	2,834,492

Total		11,447,167

Specialty Retail 10.4%

AutoZone, Inc.(a)	12,498	4,751,115

Foot Locker, Inc.	78,803	2,694,274

Lowe’s Companies, Inc.	147,346	5,621,250

Luk Fook Holdings International Ltd.	364,001	1,204,779

Total		14,271,418

Textiles, Apparel & Luxury Goods 2.0%

Burberry Group PLC	63,352	1,319,187

Nike, Inc., Class B	27,856	1,517,038

Total		2,836,225

Total Consumer Discretionary		42,456,466

Consumer Staples 7.5%
Beverages 2.5%

Constellation Brands, Inc., Class A(a)	78,041	3,452,534

Food & Staples Retailing 0.4%

Natural Grocers by Vitamin Cottage, Inc.(a)	24,313	503,279

Food Products 4.6%

Green Mountain Coffee Roasters, Inc.(a)	60,292	2,879,546

Common Stocks (continued)
Issuer	Shares	Value ($)

Mondelez International, Inc., Class A	126,326	3,492,914

Total		6,372,460

Total Consumer Staples		10,328,273

Energy 6.5%
Energy Equipment & Services 2.0%

Schlumberger Ltd.	36,177	2,816,379

Oil, Gas & Consumable Fuels 4.5%

Kinder Morgan, Inc.	90,764	3,364,622

Phillips 66	44,513	2,802,538

Total		6,167,160

Total Energy		8,983,539

Financials 11.5%
Capital Markets 0.7%

OFS Capital Corp.	64,097	926,843

Commercial Banks 1.5%

Standard Chartered PLC	75,721	2,055,416

Consumer Finance 2.0%

Capital One Financial Corp.	53,182	2,713,877

Diversified Financial Services 3.0%

Citigroup, Inc.	83,165	3,490,435

Moody’s Corp.	14,667	704,896

Total		4,195,331

Insurance 2.1%

AIA Group Ltd.	655,800	2,836,051

Real Estate Management & Development 2.2%

Global Logistic Properties Ltd.	1,254,000	2,571,899

Hang Lung Properties Ltd.	122,000	472,873

Total		3,044,772

Total Financials		15,772,290

Health Care 6.3%
Biotechnology 1.0%

Celgene Corp.(a)	13,951	1,439,464

Health Care Equipment & Supplies 2.5%

Hologic, Inc.(a)	158,040	3,450,013

Health Care Providers & Services 2.3%

Express Scripts Holding Co.(a)	54,945	3,126,920

Pharmaceuticals 0.5%

Zoetis, Inc.(a)	20,920	699,774

Total Health Care		8,716,171

Industrials 9.4%
Aerospace & Defense 1.0%

TransDigm Group, Inc.	9,971	1,419,272

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	5

Columbia Marsico Flexible Capital Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Machinery 2.0%

Cummins, Inc.	23,233	2,692,008

Trading Companies & Distributors 6.4%

MRC Global, Inc.(a)	57,627	1,770,301

United Rentals, Inc.(a)	75,811	4,049,065

WW Grainger, Inc.	13,432	3,041,811

Total		8,861,177

Total Industrials		12,972,457

Information Technology 11.3%
Communications Equipment 2.6%

QUALCOMM, Inc.	54,700	3,589,961

Internet Software & Services 5.0%

Equinix, Inc.(a)	12,857	2,719,898

Google, Inc., Class A(a)	5,127	4,107,753

Total		6,827,651

IT Services 1.9%

Cognizant Technology Solutions Corp., Class A(a)	34,705	2,664,303

Software 1.8%

Red Hat, Inc.(a)	49,146	2,497,108

Total Information Technology		15,579,023

Materials 2.0%
Chemicals 2.0%

LyondellBasell Industries NV, Class A	45,435	2,663,400

Total Materials		2,663,400

Total Common Stocks
(Cost: $105,431,988)		117,471,619

Preferred Stocks 1.1%
Financials 1.1%
Commercial Banks 1.1%

First Niagara Financial Group, Inc., 8.625%	50,068	1,467,493

Total Financials		1,467,493

Total Preferred Stocks
(Cost: $1,251,700)		1,467,493

Warrants 0.2%
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%

Kinder Morgan, Inc.(a)	47,809	210,360

Total Energy		210,360

Total Warrants
(Cost: $91,076)		210,360

Corporate Bonds & Notes(b) 8.4%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)

Aerospace & Defense 1.1%
TransDigm, Inc.
12/15/18	7.750%		1,444,000	1,584,790

Consumer Cyclical Services 1.0%
Realogy Group LLC
04/15/17	11.500%		1,236,000	1,317,885

Gaming 0.5%
Marina District Finance Co., Inc. Senior Secured
10/15/15	9.500%		645,000	663,141

Media Cable 2.8%
CCO Holdings LLC/Capital Corp.
10/30/17	7.250%		901,000	973,080

DISH DBS Corp.
10/01/14	6.625%		901,000	961,818

Ziggo Bond Co. BV(c)
05/15/18	8.000%	EUR	1,337,000	1,885,161

Total				3,820,059

Media Non-Cable 0.9%
Nielsen Finance LLC/Co.
10/15/18	7.750%		1,139,000	1,261,442

REITs 0.1%
CBRE Services, Inc.
06/15/17	11.625%		187,000	202,661

Wireless 2.0%
Crown Castle International Corp. Senior Unsecured
11/01/19	7.125%		2,508,000	2,752,530

Total Corporate Bonds & Notes
(Cost: $11,153,188)				11,602,508

Money Market Funds 3.8%
		Shares		Value ($)
Columbia Short-Term Cash Fund, 0.128%(d)(e)			5,264,520	5,264,520

Total Money Market Funds
(Cost: $5,264,520)				5,264,520

Total Investments
(Cost: $123,192,472)				136,016,500

Other Assets & Liabilities, Net				1,717,457

Net Assets				137,733,957

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $1,885,161 or 1.37% of net assets.

(d)	The rate shown is the seven-day current annualized yield at February 28, 2013.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,008,867	49,312,123	(54,056,470)	5,264,520	8,160	5,264,520

Currency Legend

EUR	Euro

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid,

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Marsico Flexible Capital Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	37,265,239	5,191,227	—	42,456,466

Consumer Staples	10,328,273	—	—	10,328,273

Energy	8,983,539	—	—	8,983,539

Financials	7,836,051	7,936,239	—	15,772,290

Health Care	8,716,171	—	—	8,716,171

Industrials	12,972,457	—	—	12,972,457

Information Technology	15,579,023	—	—	15,579,023

Materials	2,663,400	—	—	2,663,400

Preferred Stocks

Financials	1,467,493	—	—	1,467,493

Warrants

Energy	210,360	—	—	210,360

Total Equity Securities	106,022,006	13,127,466	—	119,149,472

Bonds

Corporate Bonds & Notes	—	11,602,508	—	11,602,508

Total Bonds	—	11,602,508	—	11,602,508

Other

Money Market Funds	5,264,520	—	—	5,264,520

Total Other	5,264,520	—	—	5,264,520

Total	111,286,526	24,729,974	—	136,016,500

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $117,927,952)	$130,751,980

Affiliated issuers (identified cost $5,264,520)	5,264,520

Total investments (identified cost $123,192,472)	136,016,500

Receivable for:

Investments sold	2,198,607

Capital shares sold	240,168

Dividends	69,372

Interest	285,916

Reclaims	19,866

Expense reimbursement due from Investment Manager	155

Prepaid expenses	1,594

Total assets	138,832,178

Liabilities

Payable for:

Investments purchased	871,125

Capital shares purchased	140,638

Investment management fees	2,672

Distribution and/or service fees	767

Transfer agent fees	29,303

Administration fees	226

Compensation of board members	5,380

Other expenses	48,110

Total liabilities	1,098,221

Net assets applicable to outstanding capital stock	$137,733,957

Represented by

Paid-in capital	$119,659,596

Excess of distributions over net investment income	(823,464)

Accumulated net realized gain	6,075,950

Unrealized appreciation (depreciation) on:

Investments	12,824,028

Foreign currency translations	(2,153)

Total — representing net assets applicable to outstanding capital stock	$137,733,957

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Marsico Flexible Capital Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A

Net assets	$57,154,123

Shares outstanding	4,343,456

Net asset value per share	$13.16

Maximum offering price per share(a)	$13.96

Class C

Net assets	$13,520,448

Shares outstanding	1,040,300

Net asset value per share	$13.00

Class I

Net assets	$2,995

Shares outstanding	228

Net asset value per share	$13.14

Class R

Net assets	$523,136

Shares outstanding	40,140

Net asset value per share	$13.03

Class R5

Net assets	$2,533

Shares outstanding	191

Net asset value per share(b)	$13.28

Class Z

Net assets	$66,530,722

Shares outstanding	5,038,338

Net asset value per share	$13.20

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,111,942

Dividends — affiliated issuers	8,160

Interest	273,842

Foreign taxes withheld	(48,093)

Total income	1,345,851

Expenses:

Investment management fees	558,950

Distribution and/or service fees

Class A	65,970

Class C	62,887

Class R	843

Transfer agent fees

Class A	45,114

Class C	10,765

Class R	280

Class Z	56,259

Administration fees	39,369

Compensation of board members	6,469

Custodian fees	6,297

Printing and postage fees	12,928

Registration fees	42,293

Professional fees	17,241

Other	7,888

Total expenses	933,553
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(71,564)

Total net expenses	861,989

Net investment income	483,862

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	11,919,772

Foreign currency translations	4,753

Net realized gain	11,924,525

Net change in unrealized appreciation (depreciation) on:

Investments	(3,397,746)

Foreign currency translations	(528)

Net change in unrealized appreciation (depreciation)	(3,398,274)

Net realized and unrealized gain	8,526,251

Net increase in net assets resulting from operations	$9,010,113

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Marsico Flexible Capital Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013(a) (Unaudited)	Year Ended August 31, 2012
Operations

Net investment income	$483,862	$471,372

Net realized gain	11,924,525	10,983,380

Net change in unrealized appreciation (depreciation)	(3,398,274)	14,818,330

Net increase in net assets resulting from operations	9,010,113	26,273,082

Distributions to shareholders

Net investment income

Class A	(736,170)	—

Class C	(90,835)	—

Class I	(55)	(5)

Class R	(8,043)	—

Class R5	(46)	—

Class Z	(974,867)	(152,408)

Net realized gains

Class A	(2,171,882)	(166,338)

Class C	(518,254)	(32,837)

Class I	(124)	(9)

Class R	(20,112)	(34)

Class R5	(104)	—

Class Z	(2,669,629)	(376,727)

Total distributions to shareholders	(7,190,121)	(728,358)

Increase (decrease) in net assets from capital stock activity	4,708,281	(56,025,041)

Total increase (decrease) in net assets	6,528,273	(30,480,317)

Net assets at beginning of period	131,205,684	161,686,001

Net assets at end of period	$137,733,957	$131,205,684

Undistributed (excess of distributions over) net investment income	$(823,464)	$502,690

(a)	Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013(a) (Unaudited)		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	914,066	12,039,445	1,574,502	18,572,563

Distributions reinvested	229,744	2,906,263	14,145	154,459

Redemptions	(783,437)	(10,295,301)	(2,568,299)	(29,883,448)

Net increase (decrease)	360,373	4,650,407	(979,652)	(11,156,426)

Class C shares

Subscriptions	148,423	1,929,424	318,077	3,775,349

Distributions reinvested	48,530	607,597	2,966	32,060

Redemptions	(114,950)	(1,493,353)	(203,415)	(2,398,117)

Net increase	82,003	1,043,668	117,628	1,409,292

Class I shares

Redemptions	—	—	(498,772)	(5,470,699)

Net decrease	—	—	(498,772)	(5,470,699)

Class R shares

Subscriptions	20,222	267,471	17,459	220,144

Distributions reinvested	2,231	27,981	2	25

Redemptions	—	—	(687)	(8,677)

Net increase	22,453	295,452	16,774	211,492

Class R5 shares

Subscriptions	191	2,500	—	—

Net increase	191	2,500	—	—

Class Z shares

Subscriptions	636,016	8,277,746	4,756,774	55,182,720

Distributions reinvested	286,961	3,641,538	48,127	526,507

Redemptions	(1,017,656)	(13,203,030)	(7,936,045)	(96,727,927)

Net decrease	(94,679)	(1,283,746)	(3,131,144)	(41,018,700)

Total net increase (decrease)	370,341	4,708,281	(4,475,166)	(56,025,041)

(a)	Class R5 shares are for the period from November 8, 2012 (commencement of operations) to February 28, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Marsico Flexible Capital Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,
Class A	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$13.00		$11.09		$10.00

Income from investment operations:

Net investment income	0.04		0.02		0.03

Net realized and unrealized gain	0.85		1.93		1.10

Total from investment operations	0.89		1.95		1.13

Less distributions to shareholders:

Net investment income	(0.18)		—		(0.04)

Net realized gains	(0.55)		(0.04)		(0.00	)(b)

Total distributions to shareholders	(0.73)		(0.04)		(0.04)

Net asset value, end of period	$13.16		$13.00		$11.09

Total return	7.08%		17.63%		11.29%

Ratios to average net assets(c)(d)

Total gross expenses	1.47	%(e)	1.50	%(f)	1.67	%(e)

Total net expenses(g)	1.36	%(e)	1.50	%(f)(h)	1.60	%(e)

Net investment income	0.67	%(e)	0.19%		0.25	%(e)

Supplemental data

Net assets, end of period (in thousands)	$57,154		$51,772		$55,034

Portfolio turnover	75%		146%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class C	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$12.81		$11.01		$10.00

Income from investment operations:

Net investment income (loss)	(0.00	)(b)	(0.07)		(0.05)

Net realized and unrealized gain	0.83		1.91		1.09

Total from investment operations	0.83		1.84		1.04

Less distributions to shareholders:

Net investment income	(0.09)		—		(0.03)

Net realized gains	(0.55)		(0.04)		(0.00	)(b)

Total distributions to shareholders	(0.64)		(0.04)		(0.03)

Net asset value, end of period	$13.00		$12.81		$11.01

Total return	6.68%		16.76%		10.42%

Ratios to average net assets(c)(d)

Total gross expenses	2.22	%(e)	2.26	%(f)	2.38	%(e)

Total net expenses(g)	2.11	%(e)	2.25	%(f)(h)	2.35	%(e)

Net investment loss	(0.07	%)(e)	(0.57%)		(0.46	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$13,520		$12,272		$9,255

Portfolio turnover	75%		146%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Marsico Flexible Capital Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class I	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$13.01		$11.08		$10.00

Income from investment operations:

Net investment income (loss)	0.07		(0.05)		0.05

Net realized and unrealized gain	0.85		2.04		1.07

Total from investment operations	0.92		1.99		1.12

Less distributions to shareholders:

Net investment income	(0.24)		(0.02)		(0.04)

Net realized gains	(0.55)		(0.04)		(0.00	)(b)

Total distributions to shareholders	(0.79)		(0.06)		(0.04)

Net asset value, end of period	$13.14		$13.01		$11.08

Total return	7.28%		18.08%		11.22%

Ratios to average net assets(c)(d)

Total gross expenses	1.03	%(e)	1.07	%(f)	2.64	%(e)

Total net expenses(g)	0.95	%(e)	1.07	%(f)	1.25	%(e)

Net investment income (loss)	1.08	%(e)	(0.47%)		0.43	%(e)

Supplemental data

Net assets, end of period (in thousands)	$3		$3		$5,527

Portfolio turnover	75%		146%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class R	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$12.93		$11.06		$10.00

Income from investment operations:

Net investment income	0.01		(0.00	)(b)	(0.00	)(b)

Net realized and unrealized gain	0.85		1.91		1.09

Total from investment operations	0.86		1.91		1.09

Less distributions to shareholders:

Net investment income	(0.21)		—		(0.03)

Net realized gains	(0.55)		(0.04)		(0.00	)(b)

Total distributions to shareholders	(0.76)		(0.04)		(0.03)

Net asset value, end of period	$13.03		$12.93		$11.06

Total return	6.91%		17.31%		10.87%

Ratios to average net assets(c)(d)

Total gross expenses	1.69	%(e)	1.72	%(f)	2.89	%(e)

Total net expenses(g)	1.59	%(e)	1.72	%(f)	1.85	%(e)

Net investment income (loss)	0.23	%(e)	(0.01%)		0.01	%(e)

Supplemental data

Net assets, end of period (in thousands)	$523		$229		$10

Portfolio turnover	75%		146%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Marsico Flexible Capital Fund

Financial Highlights (continued)

Class R5	Six Months Ended February 28, 2013(a) (Unaudited)
Per share data
Net asset value, beginning of period	$13.11

Income from investment operations:

Net investment income	0.04

Net realized and unrealized gain	0.91

Total from investment operations	0.95

Less distributions to shareholders:

Net investment income	(0.23)

Net realized gains	(0.55)

Total distributions to shareholders	(0.78)

Net asset value, end of period	$13.28

Total return	7.53%

Ratios to average net assets(b)

Total gross expenses	1.03	%(c)

Total net expenses(d)	0.94	%(c)

Net investment income	0.95	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	75%

Notes to Financial Highlights

(a)	For the period from November 8, 2012 (commencement of operations) to February 28, 2013.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates; if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$13.04		$11.12		$10.00

Income from investment operations:

Net investment income	0.06		0.05		0.06

Net realized and unrealized gain	0.84		1.92		1.10

Total from investment operations	0.90		1.97		1.16

Less distributions to shareholders:

Net investment income	(0.19)		(0.01)		(0.04)

Net realized gains	(0.55)		(0.04)		(0.00	)(b)

Total distributions to shareholders	(0.74)		(0.05)		(0.04)

Net asset value, end of period	$13.20		$13.04		$11.12

Total return	7.17%		17.83%		11.61%

Ratios to average net assets(c)(d)

Total gross expenses	1.22	%(e)	1.26	%(f)	1.32	%(e)

Total net expenses(g)	1.12	%(e)	1.25	%(f)(h)	1.32	%(e)

Net investment income	0.94	%(e)	0.40%		0.60	%(e)

Supplemental data

Net assets, end of period (in thousands)	$66,531		$66,930		$91,860

Portfolio turnover	75%		146%		214%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Certain line items from prior years have been reclassified to conform to the current presentation.

(e)	Annualized.

(f)	Includes interest expense which rounds to less than 0.01%.

(g)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Marsico Flexible Capital Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Marsico Flexible Capital Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R5 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R5 shares are not subject to sales charges and are only available to investors purchasing through authorized investment professionals. Class R5 shares commenced operations on November 8, 2012.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

20	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds

(ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as

Semiannual Report 2013	21

Columbia Marsico Flexible Capital Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. Effective January 23, 2013, the investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. Prior to January 23, 2013, the investment management fee was equal to a percentage of the Fund’s average daily net assets that declined from 0.89% to 0.75% as the Fund’s net assets increased. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.85% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to subadvise the assets of the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended February 28, 2013, other expenses paid to this company were $635.

22	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended February 28, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class C	0.17
Class R	0.17
Class R5	0.05
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $49,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $43,433 for Class A and $244 for Class C shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective November 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits

Semiannual Report 2013	23

Columbia Marsico Flexible Capital Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.31%
Class C	2.06
Class I	0.89
Class R	1.56
Class R5	0.94
Class Z	1.06

Prior to November 1, 2012, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.50%
Class C	2.25
Class I	1.12
Class R	1.75
Class Z	1.25

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $123,192,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,242,000
Unrealized depreciation	(418,000)
Net unrealized appreciation	$12,824,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $92,508,959 and $91,200,682, respectively, for the six months ended February 28, 2013.

Note 6. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At February 28, 2013, two unaffiliated shareholder accounts owned an aggregate of 72.4% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not

24	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 9. Significant Risks

Consumer Discretionary Risk

The Fund’s portfolio managers may invest significantly in issuers operating in the consumer discretionary sector. The Fund may be more susceptible to the particular risks of this sector than if the Fund were invested in a wider variety of issuers operating in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2013	25

Columbia Marsico Flexible Capital Fund

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26	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

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Semiannual Report 2013	27

Columbia Marsico Flexible Capital Fund

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28	Semiannual Report 2013

Columbia Marsico Flexible Capital Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	29

Columbia Marsico Flexible Capital Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR185_08_C01_(04/13)

Semiannual Report February 28, 2013

Columbia Diversified Bond Fund

Columbia Diversified Bond Fund

President’s Message

Dear Shareholders,

U.S. stocks flat, foreign markets strong in 2012 finale

After a strong third quarter, U.S. stock market averages treaded water as the year 2012 came to a close. However, they ended the year up strongly, as first- and third-quarter gains more than offset second- and fourth-quarter weakness. Typically a strong quarter for domestic small- and mid-cap issues, the fourth quarter of 2012 indeed proved to be another year-end positive for small-cap stocks. For the full calendar year 2012, the S&P 500 Index rose 16.00%.

Stock markets outside the United States generated some of the best returns for the fourth quarter, as optimism rebounded, thanks to the September actions of the European Central Bank in support of the euro and an improving outlook from China. Both developed and emerging foreign markets topped U.S. stocks by a solid margin.

Corporate and emerging markets led fixed income

Fixed-income investors took their cue from the equity markets and continued to favor the highest risk sectors through the end of 2012. Global fixed-income returns posted mixed results in the final quarter of the year. Gains were the highest for corporate high-yield and emerging market bonds. Although investors remained cautious ahead of the year-end budget negotiations, better economic data and a further improvement in the European sovereign debt crisis supported riskier assets and depressed government bond prices. In December, the Federal Reserve announced its intention to continue to purchase both Treasury and mortgage-backed securities and said that it would seek to keep short-term interest rates unchanged until the unemployment rate reaches 6.5%, or inflation turned noticeably higher.

Stay on track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation’s largest asset managers. At the heart of our success — and, most importantly, that of our investors — are highly talented industry professionals, brought together by a unique way of working. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

Visit columbiamanagement.com for:

>	The Columbia Management Perspectives blog, featuring timely posts by our investment teams

>	Detailed up-to-date fund performance and portfolio information

>	Economic analysis and market commentary

>	Quarterly fund commentaries

>	Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton

President, Columbia Funds

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2013

Columbia Diversified Bond Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 8 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2013

Columbia Diversified Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Diversified Bond Fund (the Fund) Class A shares returned 1.25% excluding sales charges for the six months ended February 28, 2013.

>	The Fund outperformed its benchmark the Barclays U.S. Aggregate Bond Index, which returned 0.15% for the same time period.

Average Annual Total Returns (%) (for period ended February 28, 2013)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/03/74
Excluding sales charges		1.25	4.95	5.67	4.87
Including sales charges		-3.54	-0.11	4.66	4.37
Class B	03/20/95
Excluding sales charges		1.07	4.37	4.88	4.08
Including sales charges		-3.75	-0.54	4.55	4.08
Class C	06/26/00
Excluding sales charges		0.87	4.17	4.89	4.06
Including sales charges		-0.09	3.19	4.89	4.06
Class I*	03/04/04	1.62	5.52	6.05	5.23
Class K (formerly Class R4)	03/20/95	1.47	5.22	5.79	4.99
Class R*	12/11/06	1.32	4.89	5.40	4.60
Class R4* (formerly Class R3)	12/11/06	1.51	5.12	5.60	4.76
Class R5*	12/11/06	1.40	5.28	6.00	5.07
Class W*	12/01/06	1.25	4.95	5.63	4.83
Class Z*	09/27/10	1.58	5.42	5.80	4.94
Barclays U.S. Aggregate Bond Index		0.15	3.12	5.52	5.01

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at February 28, 2013)
Asset-Backed Securities — Agency	0.4
Asset-Backed Securities — Non-Agency	1.9
Commercial Mortgage-Backed Securities — Non-Agency	11.9
Corporate Bonds & Notes	45.9
Consumer Discretionary	4.1
Consumer Staples	1.7
Energy	3.5
Financials	15.8
Health Care	2.7
Industrials	2.9
Materials	1.7
Telecommunication	5.9
Utilities	7.6
Foreign Government Obligations	1.2
Inflation-Indexed Bonds	0.1
Money Market Funds	0.5
Municipal Bonds	1.1
Preferred Debt	2.9
Financials	2.4
Industrials	0.5
Residential Mortgage-Backed Securities — Agency	16.5
Residential Mortgage-Backed Securities — Non-Agency	3.8
Senior Loans	0.4
Consumer Discretionary	0.0	(a)
Consumer Staples	0.0	(a)
Financials	0.1
Health Care	0.1
Industrials	0.0	(a)
Materials	0.1
Telecommunication	0.1
Treasury Bills	3.1
U.S. Treasury Obligations	10.3
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Portfolio Management

Carl Pappo, CFA

Michael Zazzarino

Brian Lavin, CFA

Semiannual Report 2013	3

Columbia Diversified Bond Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at February 28, 2013)
AAA rating	38.4
AA rating	5.0
A rating	13.9
BBB rating	29.8
Non-investment grade	9.3
Not rated	3.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody’s, S&P, and Fitch. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by any of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

4	Semiannual Report 2013

Columbia Diversified Bond Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

September 1, 2012 – February 28, 2013

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.50	1,020.58	4.24	4.26	0.85
Class B	1,000.00	1,000.00	1,010.70	1,016.86	7.98	8.00	1.60
Class C	1,000.00	1,000.00	1,008.70	1,016.86	7.97	8.00	1.60
Class I	1,000.00	1,000.00	1,016.20	1,022.32	2.50	2.51	0.50
Class K	1,000.00	1,000.00	1,014.70	1,020.83	4.00	4.01	0.80
Class R	1,000.00	1,000.00	1,013.20	1,019.34	5.49	5.51	1.10
Class R4	1,000.00	1,000.00	1,015.10	1,021.12	3.70	3.71	0.74
Class R5	1,000.00	1,000.00	1,014.00	1,022.07	2.75	2.76	0.55
Class W	1,000.00	1,000.00	1,012.50	1,020.58	4.24	4.26	0.85
Class Z	1,000.00	1,000.00	1,015.80	1,021.82	3.00	3.01	0.60

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.60% for Class R4. Any amounts waived will not be reimbursed by the Fund. This change was effective October 27, 2012. If this change had been in place for the entire six month period ended February 28, 2013, the actual expenses paid would have been $3.00 for Class R4; the hypothetical expenses paid would have been $3.01 for Class R4.

Semiannual Report 2013	5

Columbia Diversified Bond Fund

Portfolio of Investments

February 28, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 47.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	561,000	568,012

B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	303,000	314,363

Bombardier, Inc. Senior Notes(b)
01/15/23	6.125%	337,000	345,004

Huntington Ingalls Industries, Inc.
03/15/18	6.875%	614,000	668,876

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	685,000	756,069

L-3 Communications Corp.
02/15/21	4.950%	5,130,000	5,748,411

Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	1,955,000	2,053,035

Oshkosh Corp.
03/01/20	8.500%	421,000	472,573

TransDigm, Inc.
12/15/18	7.750%	70,000	76,825

TransDigm, Inc.(b)
10/15/20	5.500%	179,000	186,160

Total			11,189,328

Automotive 1.8%
Allison Transmission, Inc.(b)
05/15/19	7.125%	425,000	454,750

American Axle & Manufacturing, Inc.
03/15/21	6.250%	255,000	257,231

Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	516,000	565,665

Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	189,000	206,955

Ford Motor Co. Senior Unsecured
07/16/31	7.450%	12,116,000	15,520,960
11/01/46	7.400%	3,390,000	4,367,059

Ford Motor Credit Co. LLC Senior Unsecured
04/15/16	4.207%	2,909,000	3,094,597
06/15/16	3.984%	27,964,000	29,579,900

Jaguar Land Rover Automotive PLC(b)
02/01/23	5.625%	340,000	347,650

Lear Corp.
03/15/18	7.875%	340,000	369,325

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Schaeffler Finance BV Senior Secured(b)
02/15/19	8.500%	249,000	282,615

Visteon Corp.
04/15/19	6.750%	789,000	840,285

Total			55,886,992

Banking 10.1%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I(b)(c)
12/29/49	3.388%	10,335,000	10,335,000

Ally Financial, Inc.
02/15/17	5.500%	209,000	226,592
03/15/20	8.000%	1,843,000	2,262,283

Banco de Bogota SA Senior Unsecured(b)
01/15/17	5.000%	420,000	451,578

Bank of Montreal Senior Unsecured
11/06/22	2.550%	17,515,000	17,219,185

Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	1,690,000	2,032,198

Barclays Bank PLC(b)(c)
09/29/49	7.434%	13,811,000	14,736,337

Barclays Bank PLC(c)
12/15/49	6.278%	8,780,000	8,560,500

Citigroup, Inc. Senior Unsecured
01/14/22	4.500%	20,440,000	22,675,629
Subordinated Notes
08/25/36	6.125%	2,825,000	3,198,473

City National Bank Subordinated Notes
07/15/22	5.375%	6,575,000	7,005,344

Discover Bank Subordinated Notes
11/18/19	8.700%	1,562,000	2,089,636

HBOS PLC Subordinated Notes(b)
05/21/18	6.750%	16,015,000	17,747,679

JPMorgan Chase & Co. Senior Unsecured
09/23/22	3.250%	30,025,000	30,300,299

JPMorgan Chase Capital XXI(c)
02/02/37	1.248%	8,895,000	6,938,100

JPMorgan Chase Capital XXIII(c)
05/15/47	1.290%	10,985,000	8,540,837

Lloyds Banking Group PLC(b)(c)
11/29/49	6.267%	8,840,000	6,674,200
12/31/49	6.657%	8,993,000	8,071,217

M&T Bank Corp.(b)
12/31/49	6.875%	13,455,000	14,126,122

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mellon Capital IV(c)
06/29/49	4.000%	545,000	523,200

Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	4,525,000	5,104,417

PNC Financial Services Group, Inc.(c)
05/29/49	8.250%	24,500,000	24,717,021

Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	7,205,000	7,416,546

State Street Capital Trust IV(c)
06/01/67	1.308%	7,195,000	5,773,987

State Street Corp.
03/15/18	4.956%	21,284,000	24,225,640

Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	567,000	640,710

U.S. Bancorp Subordinated Notes
07/15/22	2.950%	5,293,000	5,276,565

Wachovia Capital Trust III(c)
03/29/49	5.570%	11,430,000	11,444,287

Wells Fargo & Co. Subordinated Notes
02/13/23	3.450%	25,065,000	25,385,256

Wells Fargo & Co.(c)
03/29/49	7.980%	1,425,000	1,642,313

Wells Fargo Capital X
12/15/36	5.950%	11,075,000	11,296,500

Total			306,637,651

Brokerage 0.1%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	357,000	372,173

Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	1,718,000	2,060,849

Nuveen Investments, Inc.(b) Senior Unsecured
10/15/17	9.125%	95,000	95,475
10/15/20	9.500%	322,000	326,830

Total			2,855,327

Building Materials 0.1%
Gibraltar Industries, Inc.(b)
02/01/21	6.250%	109,000	115,131

HD Supply, Inc.(b)
01/15/21	10.500%	297,000	306,653
Secured
04/15/20	11.000%	200,000	241,000
Senior Unsecured
07/15/20	7.500%	380,000	380,475

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	407,000	427,350

Nortek, Inc.
12/01/18	10.000%	64,000	71,280
04/15/21	8.500%	311,000	342,877

Total			1,884,766

Chemicals 0.9%
Ashland, Inc.(b)
08/15/22	4.750%	224,000	227,360
08/15/22	4.750%	158,000	160,765
Senior Unsecured
04/15/18	3.875%	323,000	327,845

Celanese U.S. Holdings LLC
06/15/21	5.875%	404,000	441,370
11/15/22	4.625%	43,000	43,161

Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	2,597,000	2,852,550
11/15/22	3.000%	4,040,000	3,950,538

Dupont Performance Coatings, Inc.(b)
05/01/21	7.375%	442,000	457,912

Huntsman International LLC
11/15/20	4.875%	157,000	155,430

JM Huber Corp. Senior Notes(b)
11/01/19	9.875%	417,000	471,210

Koppers, Inc.
12/01/19	7.875%	74,000	81,400

Lubrizol Corp.
02/01/19	8.875%	2,356,000	3,280,702

LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	5,745,000	6,405,675
11/15/21	6.000%	3,780,000	4,441,500
04/15/24	5.750%	705,000	819,563

MacDermid, Inc.(b)
04/15/17	9.500%	416,000	432,120

Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	444,000	456,210

PQ Corp. Secured(b)
05/01/18	8.750%	983,000	1,040,751

Total			26,046,062

Construction Machinery 0.2%
CNH Capital LLC
11/01/16	6.250%	252,000	278,460

Case New Holland, Inc.
12/01/17	7.875%	632,000	741,810

Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	4,135,000	4,172,339

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	7

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Columbus McKinnon Corp.
02/01/19	7.875%	302,000	325,405

H&E Equipment Services, Inc.(b)
09/01/22	7.000%	53,000	58,035

Neff Rental LLC/Finance Corp. Secured(b)
05/15/16	9.625%	457,000	476,422

United Rentals North America, Inc.
12/15/19	9.250%	359,000	409,260
04/15/22	7.625%	372,000	411,990
Secured
07/15/18	5.750%	274,000	294,893

Total			7,168,614

Consumer Cyclical Services 0.1%
Goodman Networks, Inc. Senior Secured(b)
07/01/18	13.125%	439,000	487,290

Monitronics International, Inc.
04/01/20	9.125%	200,000	209,500

Vivint, Inc.(b) Senior Secured
12/01/19	6.375%	987,000	962,325
Senior Unsecured
12/01/20	8.750%	355,000	350,563

Total			2,009,678

Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured PIK(b)
11/01/17	7.750%	187,000	194,013

Serta Simmons Holdings LLC Senior Unsecured(b)
10/01/20	8.125%	518,000	529,007

Spectrum Brands Escrow Corp.(b)
11/15/20	6.375%	310,000	329,763
11/15/22	6.625%	160,000	172,400

Spectrum Brands, Inc.(b)
03/15/20	6.750%	432,000	465,480

Tempur-Pedic International, Inc.(b)
12/15/20	6.875%	57,000	60,135

Total			1,750,798

Diversified Manufacturing 0.7%
Amsted Industries, Inc. Senior Notes(b)
03/15/18	8.125%	426,000	457,950

Apex Tool Group LLC(b)
02/01/21	7.000%	107,000	110,210

General Electric Co. Senior Unsecured
10/09/22	2.700%	10,680,000	10,654,752
10/09/42	4.125%	10,266,000	10,260,436

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Silver II Borrower/US Holdings LLC(b)
12/15/20	7.750%		328,000	341,120

Tomkins LLC/Inc. Secured
10/01/18	9.000%		371,000	414,593

Unifrax I LLC/Holding Co.(b)
02/15/19	7.500%		228,000	231,705

Total				22,470,766

Electric 4.1%
Alabama Power Co. Senior Unsecured
03/15/41	5.500%		10,969,000	13,391,975
01/15/42	4.100%		2,378,000	2,423,322

Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%		5,471,000	6,412,592

Calpine Corp. Senior Secured(b)
02/15/21	7.500%		360,000	389,700

Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%		884,000	1,028,583
03/15/36	5.900%		5,440,000	6,920,638

Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	775,000	419,527

Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%		3,948,000	5,570,916

Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%		10,989,000	11,030,527

FirstEnergy Corp.(d) Senior Unsecured
03/15/18	2.750%		11,915,000	11,913,809
03/15/23	4.250%		6,030,000	6,025,538

GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%		252,000	299,880

Georgia Power Co. Senior Unsecured
09/01/40	4.750%		5,827,000	6,358,667

Nevada Power Co.
05/15/18	6.500%		2,173,000	2,695,265
08/01/18	6.500%		1,818,000	2,271,966
09/15/40	5.375%		1,075,000	1,290,348
05/15/41	5.450%		11,130,000	13,504,629

Niagara Mohawk Power Corp. Senior Unsecured(b)
08/15/19	4.881%		2,995,000	3,477,306

Ohio Edison Co. Senior Unsecured
05/01/15	5.450%		1,130,000	1,239,731

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	6,021,000	6,691,300

Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	3,240,000	3,887,206

Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	3,265,000	3,565,638

Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	3,709,000	4,583,119

Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	3,543,000	4,364,299

TransAlta Corp. Senior Unsecured
01/15/15	4.750%	3,425,000	3,626,050

Total			123,382,531

Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	478,000	524,008
12/01/20	9.750%	46,000	53,015

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.(b)(d)
03/15/21	5.250%	237,000	237,000

Cinemark USA, Inc.(b)
12/15/22	5.125%	158,000	158,790

Regal Entertainment Group Senior Unsecured
02/01/25	5.750%	103,000	100,940

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(e)(f)
07/01/15	9.300%	2,183,793	2,183,793

Total			3,257,546

Environmental —%
Clean Harbors, Inc.
08/01/20	5.250%	450,000	463,500

Clean Harbors, Inc.(b)
06/01/21	5.125%	301,000	306,268

Total			769,768

Food and Beverage 1.5%
ARAMARK Corp. Senior Notes(b)(d)
03/15/20	5.750%	251,000	256,020

Campbell Soup Co. Senior Unsecured
08/02/22	2.500%	4,105,000	3,912,402
08/02/42	3.800%	5,761,000	5,230,781

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	11,167,000	12,079,232

ConAgra Foods, Inc. Senior Unsecured
01/25/18	1.900%	9,061,000	9,166,062
10/01/28	7.000%	5,530,000	7,023,896

Heineken NV Senior Notes(b)
10/01/42	4.000%	1,330,000	1,270,409

Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	4,030,000	4,573,631

Mondelez International, Inc. Senior Unsecured
02/09/40	6.500%	2,425,000	3,179,626

Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	109,000	109,954

Total			46,802,013

Gaming 0.1%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	268,000	261,300

MGM Resorts International
03/01/18	11.375%	437,000	549,527
12/15/21	6.625%	171,000	176,985

MGM Resorts International(b)
10/01/20	6.750%	55,000	57,613

ROC Finance LLC/Corp. Secured(b)
09/01/18	12.125%	577,000	669,320

Seminole Indian Tribe of Florida(b) Secured
10/01/17	7.750%	61,000	66,109
Senior Secured
10/01/20	6.535%	618,000	676,624

Seneca Gaming Corp.(b)
12/01/18	8.250%	266,000	281,627

Studio City Finance Ltd.(b)
12/01/20	8.500%	749,000	822,964

Tunica-Biloxi Gaming Authority Senior Unsecured(b)
11/15/15	9.000%	195,000	172,575

Total			3,734,644

Gas Distributors 0.2%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	1,415,000	1,698,154

Sempra Energy Senior Unsecured
06/01/16	6.500%	2,585,000	3,020,873

Total			4,719,027

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	9

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gas Pipelines 3.6%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	592,000	586,080

Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	12,753,000	14,737,239

El Paso LLC
09/15/20	6.500%	743,000	819,157
01/15/32	7.750%	223,000	251,503

El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	8,143,000	9,088,117

Enterprise Products Operating LLC
02/01/41	5.950%	7,653,000	8,961,319
02/15/42	5.700%	2,454,000	2,777,393

Hiland Partners LP/Finance Corp.(b)
10/01/20	7.250%	760,000	820,800

Kinder Morgan Energy Partners LP
Senior Unsecured
01/15/38	6.950%	2,715,000	3,436,986
09/01/39	6.500%	3,634,000	4,394,106

MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	324,000	346,680
02/15/23	5.500%	478,000	501,900
07/15/23	4.500%	69,000	67,448

NiSource Finance Corp.
02/15/23	3.850%	3,255,000	3,340,470
12/15/40	6.250%	3,820,000	4,559,705

Plains All American Pipeline LP/Finance Corp. Senior Unsecured
01/15/20	5.750%	200,000	239,515
02/01/21	5.000%	3,055,000	3,531,412
01/15/37	6.650%	1,965,000	2,528,464

Regency Energy Partners LP/Corp.
04/15/23	5.500%	375,000	395,625

Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	802,000	876,185

Sabine Pass Liquefaction LLC Senior Secured(b)
02/01/21	5.625%	397,000	409,903

Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	5,895,000	6,463,119

Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	3,630,000	5,148,015

TransCanada PipeLines Ltd.(c)
05/15/67	6.350%	16,123,000	17,211,302

Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	5,897,000	6,791,840
08/01/42	4.450%	7,455,000	7,445,003

Williams Partners LP Senior Unsecured
04/15/40	6.300%	3,865,000	4,568,797

Total			110,298,083

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.4%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	99,869	104,987

Amsurg Corp.(b)
11/30/20	5.625%	166,000	174,300

Biomet, Inc.(b)
08/01/20	6.500%	306,000	323,595

CHS/Community Health Systems, Inc.
11/15/19	8.000%	512,000	565,120
Senior Secured
08/15/18	5.125%	268,000	281,735

ConvaTec Healthcare E SA Senior Unsecured(b)
12/15/18	10.500%	591,000	655,271

DaVita HealthCare Partners, Inc.
08/15/22	5.750%	312,000	325,260

Emdeon, Inc.
12/31/19	11.000%	447,000	516,285

Express Scripts Holding Co.
02/15/17	2.650%	11,098,000	11,597,155
02/15/22	3.900%	6,325,000	6,738,921

Fresenius Medical Care U.S. Finance II, Inc.(b)
07/31/19	5.625%	170,000	184,025
01/31/22	5.875%	569,000	624,477

Fresenius Medical Care U.S. Finance, Inc.(b)
09/15/18	6.500%	421,000	475,730

HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	180,000	189,900

HCA, Inc.
02/15/22	7.500%	871,000	1,001,650
05/01/23	5.875%	101,000	104,661
Senior Secured
02/15/20	6.500%	291,000	325,920
02/15/20	7.875%	395,000	437,956

Hanger, Inc.
11/15/18	7.125%	246,000	265,680

Hologic, Inc.(b)
08/01/20	6.250%	124,000	130,820

IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	756,000	778,680

IMS Health, Inc. Senior Unsecured(b)
11/01/20	6.000%	223,000	231,920

Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured(b)
11/01/18	10.500%	219,000	235,973

McKesson Corp. Senior Unsecured
12/15/22	2.700%	12,955,000	12,868,616

Multiplan, Inc.(b)
09/01/18	9.875%	690,000	764,175

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Physio-Control International, Inc. Senior Secured(b)
01/15/19	9.875%	337,000	379,967

Physiotherapy Associates Holdings, Inc. Senior Unsecured(b)
05/01/19	11.875%	224,000	215,040

Radnet Management, Inc.
04/01/18	10.375%	199,000	205,468

Rural/Metro Corp. Senior Unsecured(b)
07/15/19	10.125%	256,000	254,080

STHI Holding Corp. Secured(b)
03/15/18	8.000%	401,000	438,092

Tenet Healthcare Corp. Senior Unsecured
02/01/20	6.750%	251,000	268,570

Tenet Healthcare Corp.(b) Senior Secured
06/01/20	4.750%	175,000	176,531
04/01/21	4.500%	55,000	54,244

Truven Health Analytics, Inc. Senior Unsecured(b)
06/01/20	10.625%	304,000	342,000

Universal Hospital Services, Inc. Secured
08/15/20	7.625%	216,000	230,580

Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	672,000	715,680
02/01/19	7.750%	258,000	276,383

Total			43,459,447

Healthcare Insurance 0.2%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	6,450,000	6,294,839

Home Construction 0.1%
Ashton Woods U.S.A. LLC/Finance Co. Senior Notes(b)
02/15/21	6.875%	177,000	178,106

Beazer Homes USA, Inc.
05/15/19	9.125%	159,000	170,130

Beazer Homes USA, Inc.(b)
02/01/23	7.250%	144,000	145,080

KB Home
03/15/20	8.000%	213,000	246,281

Meritage Homes Corp.
04/01/22	7.000%	237,000	262,477

Meritage Homes Corp.(b)(d) Senior Unsecured
03/01/18	4.500%	201,000	201,503

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	377,000	418,470

Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/20	7.750%	501,000	538,575

Total			2,160,622

Independent Energy 2.5%
Anadarko Petroleum Corp. Senior Unsecured
09/15/17	6.375%	2,520,000	3,011,636
03/15/40	6.200%	2,480,000	3,012,039

Antero Resources Finance Corp.
12/01/17	9.375%	27,000	29,430
08/01/19	7.250%	113,000	122,040

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	750,000	813,750

Chesapeake Energy Corp.
08/15/20	6.625%	666,000	729,270
02/15/21	6.125%	845,000	895,700

Comstock Resources, Inc.
06/15/20	9.500%	417,000	454,530

Concho Resources, Inc.
01/15/21	7.000%	1,469,000	1,623,245

Continental Resources, Inc.
04/01/21	7.125%	592,000	667,480
09/15/22	5.000%	9,570,000	10,287,750

Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	2,225,000	2,726,468
05/15/42	4.750%	2,960,000	2,933,014

EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK(b)
12/15/17	8.125%	236,000	240,130

EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	741,000	844,740

EnCana Corp. Senior Unsecured
11/15/21	3.900%	2,160,000	2,279,264

Halcon Resources Corp.(b)
05/15/21	8.875%	483,000	519,225

Hess Corp. Senior Unsecured
02/15/19	8.125%	1,505,000	1,931,333
08/15/31	7.300%	3,528,000	4,381,529

Kodiak Oil & Gas Corp.
12/01/19	8.125%	1,073,000	1,207,125

Kodiak Oil & Gas Corp.(b)
01/15/21	5.500%	204,000	211,140

Laredo Petroleum, Inc.
02/15/19	9.500%	389,000	439,570
05/01/22	7.375%	422,000	457,870

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	11

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEG Energy Corp.(b)
01/30/23	6.375%	256,000	264,960

Nexen, Inc. Senior Unsecured
05/15/37	6.400%	4,880,000	6,180,510
07/30/39	7.500%	7,256,000	10,398,610

Novatek Finance Ltd. Senior Unsecured(b)
02/03/21	6.604%	400,000	466,781

Oasis Petroleum, Inc.
11/01/21	6.500%	1,210,000	1,306,800
01/15/23	6.875%	300,000	328,500

Plains Exploration & Production Co.
11/15/20	6.500%	403,000	450,353
02/15/23	6.875%	382,000	440,255

QEP Resources, Inc. Senior Unsecured
05/01/23	5.250%	623,000	644,805

Range Resources Corp.
05/15/19	8.000%	482,000	530,200

Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(b)
09/30/20	5.298%	2,647,700	2,952,186

SM Energy Co. Senior Unsecured
11/15/21	6.500%	226,000	245,775

Whiting Petroleum Corp.
10/01/18	6.500%	27,000	29,025

Woodside Finance Ltd.(b)
05/10/21	4.600%	10,914,000	12,098,475

Total			76,155,513

Integrated Energy 0.8%
Lukoil International Finance BV(b)
11/09/20	6.125%	414,000	471,815

Shell International Finance BV
08/21/22	2.375%	16,345,000	16,162,835
03/25/40	5.500%	4,881,000	6,123,907

Total			22,758,557

Life Insurance 2.2%
ING Groep NV(c)
12/29/49	5.775%	8,257,000	7,802,865

ING U.S., Inc.(b)
07/15/22	5.500%	3,680,000	4,065,127

Lincoln National Corp.(c)
04/20/67	6.050%	2,055,000	2,075,550

MetLife Capital Trust X(b)
04/08/38	9.250%	11,350,000	15,663,000

MetLife, Inc.
12/15/36	6.400%	1,370,000	1,481,084
08/01/39	10.750%	6,219,000	9,546,165

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prudential Financial, Inc. Senior Unsecured
12/01/17	6.000%	431,000	513,681

Prudential Financial, Inc.(c)
06/15/38	8.875%	16,127,000	19,654,781
09/15/42	5.875%	5,675,000	6,001,312

Total			66,803,565

Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	251,000	278,610

Media Cable 0.9%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	974,000	1,054,355

CCO Holdings LLC/Capital Corp.(b)(d) Senior Unsecured
03/15/21	5.250%	269,000	269,000

CSC Holdings LLC Senior Unsecured
02/15/18	7.875%	507,000	584,317
02/15/19	8.625%	87,000	103,748

CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	125,000	136,719

Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	287,000	278,390

Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(b)
09/15/20	6.375%	379,000	391,791

DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	2,828,000	2,964,208
03/01/16	3.500%	8,532,000	9,029,441
03/15/17	2.400%	7,333,000	7,488,254
03/01/21	5.000%	2,372,000	2,590,786

DISH DBS Corp.
06/01/21	6.750%	935,000	1,040,187

Lynx II Corp. Senior Unsecured(b)
04/15/23	6.375%	191,000	197,924

Quebecor Media, Inc. Senior Unsecured(b)
01/15/23	5.750%	405,000	414,113

Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(b)
01/15/23	5.500%	186,000	189,720

Videotron Ltd.
07/15/22	5.000%	209,000	212,658

WaveDivision Escrow LLC/Corp. Senior Unsecured(b)
09/01/20	8.125%	12,000	12,600

Total			26,958,211

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media Non-Cable 1.2%
AMC Networks, Inc.
07/15/21	7.750%	694,000	787,690
12/15/22	4.750%	205,000	204,231

Clear Channel Communications, Inc.
08/01/16	10.750%	275,000	204,875

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	606,000	627,210

Clear Channel Worldwide Holdings, Inc.(b)
11/15/22	6.500%	413,000	434,683

DigitalGlobe, Inc.(b)
02/01/21	5.250%	171,000	169,718

Getty Images, Inc. Senior Notes(b)
10/15/20	7.000%	588,000	596,820

Hughes Satellite Systems Corp.
06/15/21	7.625%	479,000	546,060
Senior Secured
06/15/19	6.500%	219,000	239,805

Intelsat Jackson Holdings SA
10/15/20	7.250%	1,129,000	1,210,853

NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	3,025,000	3,191,644

National CineMedia LLC Senior Secured
04/15/22	6.000%	319,000	342,128

News America, Inc.
12/15/35	6.400%	1,860,000	2,267,011
02/15/41	6.150%	3,425,000	4,175,883

Nielsen Finance LLC/Co.
10/15/18	7.750%	5,395,000	5,974,962

Nielsen Finance LLC/Co.(b)
10/01/20	4.500%	6,313,000	6,249,870

Reed Elsevier Capital, Inc.(b)
10/15/22	3.125%	8,360,000	8,099,237

Salem Communications Corp. Secured
12/15/16	9.625%	344,000	380,550

Starz LLC/Finance Corp.
09/15/19	5.000%	118,000	120,655

Univision Communications, Inc.(b)
05/15/21	8.500%	462,000	503,580
Senior Secured
11/01/20	7.875%	477,000	529,470
09/15/22	6.750%	278,000	300,240

Total			37,157,175

Metals 0.7%
Alpha Natural Resources, Inc.
04/15/18	9.750%	485,000	517,738
06/01/19	6.000%	170,000	154,700

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ArcelorMittal Senior Unsecured
02/25/15	4.250%	6,050,000	6,246,800
08/05/15	4.250%	3,180,000	3,292,391
10/15/39	7.500%	3,177,000	3,293,478
03/01/41	7.250%	2,301,000	2,295,247

Arch Coal, Inc.
06/15/21	7.250%	157,000	134,235

Arch Coal, Inc.(b)
06/15/19	9.875%	439,000	433,513

Calcipar SA Senior Secured(b)
05/01/18	6.875%	379,000	399,371

FMG Resources August 2006 Proprietary Ltd.(b)
11/01/19	8.250%	732,000	808,860

Inmet Mining Corp.(b)
06/01/20	8.750%	609,000	662,288
06/01/21	7.500%	233,000	248,145

JMC Steel Group, Inc. Senior Notes(b)
03/15/18	8.250%	278,000	295,375

Peabody Energy Corp.
11/15/21	6.250%	491,000	510,640

Rain CII Carbon LLC/Corp. Senior Secured(b)
12/01/18	8.000%	334,000	354,040

Rio Tinto Finance USA PLC
08/21/22	2.875%	2,000,000	1,992,920

Total			21,639,741

Non-Captive Consumer 0.8%
Discover Financial Services Senior Unsecured
04/27/22	5.200%	1,722,000	1,948,167

Discover Financial Services(b) Senior Unsecured
11/21/22	3.850%	5,028,000	5,143,302

HSBC Finance Capital Trust IX(c)
11/30/35	5.911%	4,045,000	4,075,338

HSBC Finance Corp. Senior Subordinated Notes
01/15/21	6.676%	11,360,000	13,588,923

Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	678,000	662,745

Total			25,418,475

Non-Captive Diversified 1.0%
Air Lease Corp.
03/01/20	4.750%	542,000	539,290

CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	259,000	268,065

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	13

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Group, Inc.(b)
Senior Secured
04/01/18	6.625%	232,000	263,900
Senior Unsecured
02/15/19	5.500%	1,446,000	1,576,140

General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	4,530,000	5,112,780
09/07/22	3.150%	18,940,000	18,958,523

International Lease Finance Corp. Senior Unsecured
12/15/20	8.250%	1,706,000	2,089,850

Total			28,808,548

Oil Field Services 0.2%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	941,000	1,023,337

Green Field Energy Services, Inc.(b) Senior Secured
11/15/16	13.250%	16,000	16,640
11/15/16	13.250%	642,000	667,680

Oil States International, Inc.(b)
01/15/23	5.125%	226,000	226,000

Weatherford International Ltd.
03/15/38	7.000%	4,610,000	5,250,329

Total			7,183,986

Other Financial Institutions —%
FTI Consulting, Inc.(b)
11/15/22	6.000%	212,000	218,890

Other Industry 0.7%
Igloo Holdings Corp. PIK Senior Unsecured(b)
12/15/17	8.250%	188,000	192,700

Interline Brands, Inc.
11/15/18	7.500%	363,000	392,948

Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	9,085,000	8,687,595

President and Fellows of Harvard College Senior Notes
10/15/40	4.875%	1,555,000	1,826,479

President and Fellows of Harvard College(b)
01/15/39	6.500%	7,375,000	10,488,120

SPL Logistics Escrow LLC/Finance Corp. Senior Secured(b)
08/01/20	8.875%	64,000	68,080

Total			21,655,922

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.1%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured(b)
11/15/20	7.000%	454,000	455,135

Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	760,000	784,700

Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	309,000	327,540
08/15/19	9.875%	515,000	563,925
Senior Secured
08/15/19	7.875%	300,000	331,500

Sealed Air Corp.(b)
12/01/20	6.500%	112,000	121,800
09/15/21	8.375%	154,000	175,560

Total			2,760,160

Pharmaceuticals 1.2%
Jaguar Holding Co. I Senior Unsecured PIK(b)
10/15/17	9.375%	216,000	230,850

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b)
12/01/19	9.500%	157,000	180,157

Johnson & Johnson Senior Unsecured
05/15/41	4.850%	7,378,000	8,814,386

Merck & Co., Inc. Senior Unsecured
09/15/22	2.400%	12,925,000	12,774,837
09/15/42	3.600%	9,965,000	9,565,105

Roche Holdings, Inc.(b)
03/01/19	6.000%	2,762,000	3,444,098

VPI Escrow Corp.(b)
10/15/20	6.375%	613,000	662,040

Total			35,671,473

Property & Casualty 1.1%
Alliant Holdings, Inc. Senior Unsecured(b)
12/15/20	7.875%	280,000	280,700

Hub International Ltd.(b)
10/15/18	8.125%	593,000	618,203

Liberty Mutual Group, Inc.(b)
05/01/22	4.950%	3,460,000	3,779,638
05/01/42	6.500%	6,395,000	7,259,060
Senior Unsecured
03/15/35	6.500%	3,375,000	3,799,116

Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	11,765,000	16,259,760

Total			31,996,477

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.7%
BNSF Funding Trust I(c)
12/15/55	6.613%	11,370,000	12,947,588

CSX Corp. Senior Unsecured
05/30/42	4.750%	5,690,000	5,919,614

Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	3,012,000	3,644,312

Total			22,511,514

Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	3,400,000	4,272,352

REITs 1.1%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	11,237,000	12,184,683

Duke Realty LP Senior Unsecured
02/15/15	7.375%	2,105,000	2,335,161
08/15/19	8.250%	3,580,000	4,661,110
06/15/22	4.375%	3,840,000	4,095,671

Simon Property Group LP Senior Unsecured
02/01/23	2.750%	10,520,000	10,332,723

Total			33,609,348

Restaurants —%
Shearer’s Foods, Inc. LLC Senior Secured(b)
11/01/19	9.000%	248,000	269,080

Retailers 1.1%
99 Cent Only Stores
12/15/19	11.000%	252,000	289,800

Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	9,475,000	9,219,867

Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	347,000	382,567

Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK(b)
02/15/18	9.000%	327,000	325,365

Jo-Ann Stores, Inc. Senior Unsecured(b)
03/15/19	8.125%	300,000	310,500

Limited Brands, Inc.
04/01/21	6.625%	364,000	410,410

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macy’s Retail Holdings, Inc.
02/15/23	2.875%	3,225,000	3,099,486
07/15/27	6.790%	13,045,000	15,994,540
03/15/37	6.375%	2,030,000	2,383,622

Rite Aid Corp.
03/15/20	9.250%	219,000	245,280
Senior Secured
08/15/20	8.000%	125,000	141,875
Senior Unsecured
02/15/27	7.700%	298,000	286,825

Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	205,000	216,531

Total			33,306,668

Supermarkets 0.2%
Kroger Co. (The)
12/15/18	6.800%	4,855,000	6,015,054

Technology 1.2%
Alliance Data Systems Corp.(b)
12/01/17	5.250%	289,000	299,837
04/01/20	6.375%	275,000	296,313

Amkor Technology, Inc.
05/01/18	7.375%	741,000	774,345

Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	249,000	272,033

CDW LLC/Finance Corp.
04/01/19	8.500%	564,000	621,810
Senior Secured
12/15/18	8.000%	301,000	333,357

Equinix, Inc. Senior Unsecured
07/15/21	7.000%	311,000	342,100

Equinix, Inc.(d)
Senior Unsecured
04/01/20	4.875%	139,000	139,000

First Data Corp.
01/15/21	12.625%	430,000	458,487

First Data Corp.(b)
01/15/21	11.250%	143,000	145,860
Secured
01/15/21	8.250%	586,000	599,185
Senior Secured
08/15/20	8.875%	313,000	345,865
11/01/20	6.750%	822,000	842,550

Flextronics International Ltd.(b)
02/15/20	4.625%	159,000	160,391
02/15/23	5.000%	127,000	127,635

Hewlett-Packard Co. Senior Unsecured
05/30/14	1.550%	1,125,000	1,130,114
06/02/14	4.750%	3,397,000	3,545,643
12/09/14	2.625%	3,035,000	3,105,403
03/15/15	2.350%	930,000	947,826

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	15

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microsoft Corp. Senior Unsecured
11/15/22	2.125%	2,220,000	2,160,289

NXP BV/Funding LLC(b)
02/15/21	5.750%	402,000	411,045

Nuance Communications, Inc.(b)
08/15/20	5.375%	458,000	466,015

Oracle Corp. Senior Unsecured
10/15/17	1.200%	3,230,000	3,229,703
10/15/22	2.500%	15,349,000	15,105,826

Total			35,860,632

Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	505,000	551,712

ERAC U.S.A. Finance LLC(b)
10/15/37	7.000%	4,354,000	5,550,967

Hertz Corp. (The)
10/15/18	7.500%	256,000	279,680
01/15/21	7.375%	205,000	226,013

Total			6,608,372

Wireless 0.3%
Cricket Communications, Inc.
10/15/20	7.750%	197,000	200,940

Crown Castle International Corp. Senior Unsecured(b)
01/15/23	5.250%	463,000	474,575

NII International Telecom Sarl(b)
08/15/19	11.375%	1,099,000	1,142,960

SBA Telecommunications, Inc.(b)
07/15/20	5.750%	710,000	738,400

Sprint Nextel Corp. Senior Unsecured
08/15/20	7.000%	240,000	261,000
11/15/21	11.500%	378,000	520,695
11/15/22	6.000%	1,163,000	1,174,630

Sprint Nextel Corp.(b)
11/15/18	9.000%	1,006,000	1,249,955

United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	3,825,000	4,075,017

Wind Acquisition Finance SA Senior Secured(b)
02/15/18	7.250%	355,000	365,650

Total			10,203,822

Wirelines 3.4%
AT&T, Inc. Senior Unsecured
12/01/22	2.625%	33,860,000	32,883,308

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	5,287,000	5,639,283

CyrusOne LLP/Finance Corp.(b)
11/15/22	6.375%	362,000	381,005

Embarq Corp. Senior Unsecured
06/01/36	7.995%	7,688,000	8,156,845

Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	239,000	268,875
01/15/23	7.125%	424,000	435,660

Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	332,000	383,460

Level 3 Communications, Inc.(b)
Senior Unsecured
06/01/19	8.875%	198,000	213,840

Level 3 Financing, Inc.
04/01/19	9.375%	702,000	787,118

PAETEC Holding Corp.
12/01/18	9.875%	482,000	551,890

Telecom Italia Capital SA
09/30/14	4.950%	13,287,000	13,752,045
10/01/15	5.250%	6,903,000	7,242,966
07/18/36	7.200%	7,704,000	7,742,520

Telefonica Emisiones SAU
06/20/16	6.421%	3,880,000	4,261,163
07/03/17	6.221%	2,275,000	2,521,273
04/27/20	5.134%	1,670,000	1,724,913
02/16/21	5.462%	2,751,000	2,906,790

Verizon New York, Inc.
04/01/32	7.375%	6,311,000	8,086,549

Verizon Virginia, Inc.
10/01/29	8.375%	2,420,000	3,250,689

Windstream Corp.(b)
08/01/23	6.375%	319,000	312,620

Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	507,000	594,458

tw telecom holdings, Inc.
10/01/22	5.375%	187,000	194,948

Total			102,292,218

Total Corporate Bonds & Notes
(Cost: $1,388,267,533)			1,443,192,865

Residential Mortgage-Backed Securities — Agency 17.1%
Federal Home Loan Mortgage Corp.(g)
06/01/41	4.500%	12,822,266	14,077,660
04/01/33 - 06/01/33	5.500%	3,745,782	4,206,424
10/01/31 - 07/01/37	6.000%	5,332,304	6,090,239
10/01/28 - 07/01/32	7.000%	1,518,266	1,785,777
01/01/17 - 02/01/25	8.000%	139,635	167,096

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/17 - 08/01/22	8.500%	47,605	56,244
04/01/21	9.000%	7,975	8,947

Federal National Mortgage Association(d)(g)
03/01/43	3.000%	29,750,000	30,800,547
03/01/43	3.500%	52,100,000	55,087,612
03/01/43	4.000%	11,000,000	11,721,875

Federal National Mortgage Association(g)
03/01/41	3.500%	3,221,225	3,408,530
09/01/40 - 06/01/42	4.000%	181,499,012	197,137,304
05/01/39 - 07/01/41	4.500%	57,509,113	62,510,490
07/01/40 - 05/01/41	5.000%	29,083,264	31,947,003
03/01/33 - 07/01/36	5.500%	23,579,370	26,162,242
05/01/29 - 09/01/39	6.000%	29,897,364	33,541,009
03/01/26 - 07/01/38	7.000%	4,611,276	5,442,614
04/01/27 - 06/01/32	7.500%	520,034	625,433
02/01/25 - 08/01/27	8.000%	226,783	274,344
04/01/23	8.500%	53,293	59,795
06/01/24	9.000%	58,128	67,718

Federal National Mortgage Association(g)(h) CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	2,839	2,664

Federal National Mortgage Association(g)(i)
06/01/40	5.000%	9,875,555	10,862,889

Federal National Mortgage Association(g)(j) CMO IO Series 2003-71 Class IM
12/25/31	5.500%	534,836	27,234

Government National Mortgage Association(g)
06/15/41	4.500%	21,394,699	23,732,595

Total Residential Mortgage-Backed Securities — Agency
(Cost: $503,231,957)			519,804,285

Residential Mortgage-Backed Securities — Non-Agency 3.9%
American General Mortgage Loan Trust(b)(c)(g) CMO Series 2009-1 Class A7
09/25/48	5.750%	8,830,411	9,424,980
CMO Series 2010-1A Class A1
03/25/58	5.150%	860,791	879,865

BCAP LLC Trust(b)(c)(g) CMO Series 2012-RR10 Class 5A5
04/26/36	0.469%	9,384,118	9,056,743

BCAP LLC Trust(b)(g)
08/26/36	0.328%	3,845,701	3,730,330
01/26/37	0.378%	5,909,207	5,731,931

BCAP LLC(b)(c)(g)
05/26/47	0.412%	3,404,033	3,182,771

BCAP LLC(b)(g) Series 2013-RR2 Class 7A1
11/26/35	2.878%	5,017,000	5,054,628

BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(b)(g)
08/27/37	6.000%	1,872,819	1,972,921

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Corp. CMO Series 2012-R5 Class A(b)(c)(g)
10/03/39	0.460%	6,489,321	6,296,498

Bayview Opportunity Master Fund Trust IIB LP(b)(c)(f)(g) CMO Series 2012-6NPL Class A
01/28/33	2.981%	2,022,674	2,027,730

Bayview Opportunity Master Fund Trust IIB LP(b)(c)(g)
Series 2012-4NPL Class A
07/28/32	3.475%	1,497,254	1,513,283

Citigroup Mortgage Loan Trust, Inc.(b)(c)(g) CMO Series 2012-7 Class 12A1
03/25/36	2.641%	2,382,908	2,417,577
CMO Series 2012-9 Class 1A1
02/20/36	5.174%	4,682,968	4,825,986
CMO Series 2013-2 Class 1A1
11/25/37	5.988%	5,740,000	6,027,000

Citigroup Mortgage Loan Trust, Inc.(b)(g) CMO Series 2012-A Class A
06/25/51	2.500%	3,875,823	3,837,065

Credit Suisse Mortgage Capital Certificates(b)(c)(g) CMO Series 2010-12R Class 13A1
12/26/37	2.919%	1,690,669	1,691,717
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	2,131,192	2,181,038
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	2,276,576	2,306,120
CMO Series 2011-17R Class 3A1
10/27/35	2.464%	6,715,000	6,769,733
CMO Series 2012-4R Class 8A1
06/27/47	3.038%	2,594,854	2,600,447

JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1(c)(g)
09/25/36	5.950%	177,167	177,410

Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4(b)(c)(g)
10/26/36	3.250%	1,334,256	1,341,148

Morgan Stanley Reremic Trust(b)(c)(g) CMO Series 2012-R2 Class 1A
11/26/36	0.362%	2,929,803	2,831,098
CMO Series 2013-R1 Class 4A
12/26/36	2.411%	4,037,248	4,120,161
CMO Series 2013-R2 Class 1A
10/26/36	5.892%	8,437,000	8,488,972

Nomura Asset Acceptance Corp.(c)(g) CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	294,559	296,772
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,867,447	1,890,743

Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1(b)(c)(g)
01/26/37	0.376%	3,760,181	3,497,024

Residential Mortgage Asset Trust Series 2012-1A Class A1(b)(c)(g)
08/26/52	2.734%	3,112,556	3,162,649

Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A(b)(c)(g)
09/25/57	2.667%	2,695,476	2,719,915

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	17

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(c)(g)
12/25/34	4.740%	707,082	716,226

VOLT LLC Series 2012-RP2A Class A1(b)(g)
06/26/17	4.704%	1,902,806	1,947,775

Volt RPL XI LLC Series 2012-RP3A Class A1(b)(c)(g)
11/27/17	3.475%	6,590,430	6,703,725

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $117,955,903)			119,421,981

Commercial Mortgage-Backed Securities — Non-Agency 12.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(g) Series 2005-3 Class A3A
07/10/43	4.621%	7,339,000	7,452,035
Series 2005-3 Class A4
07/10/43	4.668%	12,428,000	13,392,115
Series 2005-4 Class A5A
07/10/45	4.933%	8,141,000	8,829,330

Bear Stearns Commercial Mortgage Securities(c)(g)
Series 2005-T20 Class A4A
10/12/42	5.146%	4,788,000	5,260,619

Bear Stearns Commercial Mortgage Securities(g)
Series 2006-PW14 Class A4
12/11/38	5.201%	11,878,000	13,395,735

Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4(g)
10/15/49	5.431%	5,083,000	5,740,237

Citigroup/Deutsche Bank Commercial Mortgage Trust(c)(g)
Series 2005-CD1 Class A4
07/15/44	5.219%	2,800,000	3,073,045

Citigroup/Deutsche Bank Commercial Mortgage Trust(g)
Series 2007-CD4 Class A4
12/11/49	5.322%	15,213,000	17,242,760

Commercial Mortgage Pass-Through Certificates(g)
Series 2013-LC6 Class A2
01/10/46	1.906%	1,180,000	1,215,723

Commercial Mortgage Pass-Through Certificates(g)
Series 2003-LB1A Class A2
06/10/38	4.084%	5,104,149	5,125,255

Credit Suisse First Boston Mortgage Securities Corp.(c)(g)
Series 2004-C1 Class A4
01/15/37	4.750%	5,336,899	5,456,717

Credit Suisse First Boston Mortgage Securities Corp.(g)
Series 2004-C2 Class A1
05/15/36	3.819%	176,220	178,422

Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3(c)(g)
06/15/38	5.798%	5,090,000	5,734,180

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBRR Trust(b)(g)
Series 2012-EZ1 Class A
09/25/45	0.946%	4,952,549	4,968,342

DBRR Trust(b)(f)(g)
Series 2012-EZ1 Class A
09/25/45	1.393%	1,126,000	1,129,363
09/25/45	2.062%	4,980,729	4,996,977

GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(c)(g)
06/10/48	4.772%	1,278,000	1,366,972

GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4(g)
04/10/40	5.023%	2,051,766	2,091,749

GS Mortgage Securities Corp. II(g)
Series 2005-GG4 Class A4A
07/10/39	4.751%	15,000,000	16,027,350
Series 2012-GCJ7 Class A2
05/10/45	2.318%	1,745,000	1,816,894

General Electric Capital Assurance Co.(b)(c)(g)
Series 2003-1 Class A4
05/12/35	5.254%	2,480,407	2,619,735
Series 2003-1 Class A5
05/12/35	5.743%	3,346,000	4,022,658

Greenwich Capital Commercial Funding Corp.(c)(g)
Series 2005-GG5 Class AM
04/10/37	5.277%	9,095,000	9,882,381
Series 2006-GG7 Class AM
07/10/38	5.862%	4,030,000	4,517,896

Greenwich Capital Commercial Funding Corp.(g)
Series 2007-GG9 Class A4
03/10/39	5.444%	11,295,000	12,869,015

JPMorgan Chase Commercial Mortgage Securities Corp.(c)(g)
Series 2003-CB6 Class A2
07/12/37	5.255%	9,627,796	9,711,798
Series 2005-LDP3 Class ASB
08/15/42	4.893%	3,704,102	3,862,874
Series 2005-LDP4 Class A4
10/15/42	4.918%	6,575,000	7,054,489
Series 2006-LDP6 Class ASB
04/15/43	5.490%	4,539,118	4,757,745
Series 2007-CB19 Class A4
02/12/49	5.726%	21,000,000	24,217,641

JPMorgan Chase Commercial Mortgage Securities Corp.(g)
Series 2003-LN1 Class A1
10/15/37	4.134%	109,827	110,220
Series 2004-LN2 Class A1
07/15/41	4.475%	1,269,611	1,271,392
Series 2005-LDP2 Class A3
07/15/42	4.697%	1,616,711	1,619,630

LB-UBS Commercial Mortgage Trust(c)(g)
Series 2004-C6 Class A6
08/15/29	5.020%	2,319,000	2,417,613
Series 2006-C4 Class AM
06/15/38	5.886%	1,340,000	1,500,080
Series 2007-C7 Class A3
09/15/45	5.866%	6,747,000	7,791,185

LB-UBS Commercial Mortgage Trust(g)
Series 2003-C3 ClassA4
05/15/32	4.166%	165,464	165,612

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2004-C2 Class A3
03/15/29	3.973%	931,949	940,140
Series 2005-C3 Class A5
07/15/30	4.739%	5,921,000	6,335,920
Series 2006-C1 Class A4
02/15/31	5.156%	5,278,000	5,820,410
Series 2007-C2 Class A3
02/15/40	5.430%	11,850,000	13,389,564

Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4(c)(g)
03/12/51	5.485%	9,660,000	10,988,192

Morgan Stanley Capital I Trust Series 2012-C4 Class A4(g)
03/15/45	3.244%	2,040,000	2,162,075

Morgan Stanley Capital I, Inc.(c)(g)
Series 2007-IQ15 Class A4
06/11/49	5.887%	21,255,000	24,746,623

Morgan Stanley Capital I, Inc.(g)
Series 2006-IQ12 Class A4
12/15/43	5.332%	5,981,000	6,810,637
Series 2007-IQ16 Class A4
12/12/49	5.809%	4,000,000	4,674,428

Morgan Stanley Reremic Trust(b)(c)(g)
Series 2009-GG10 Class A4A
08/12/45	5.791%	12,498,000	14,368,551
Series 2009-GG10 Class A4B
08/12/45	5.791%	4,585,000	5,155,993
Series 2010-GG10 Class A4A
08/15/45	5.791%	18,990,000	21,832,195

ORES NPL LLC Series 2012-LV1 Class A(b)(g)
09/25/44	4.000%	860,727	864,091

S2 Hospitality LLC Series 2012-LV1 Class A(b)(g)
04/15/25	4.500%	1,327,199	1,328,509

SMA 1 LLC Series 2012-LV1 Class A(b)(g)
08/20/25	3.500%	1,499,635	1,504,511

TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(c)(g)
08/15/39	5.540%	1,667,599	1,752,627

WF-RBS Commercial Mortgage Trust Series 2013-C11 Class A2(g)
03/15/45	2.029%	3,460,000	3,574,386

Wachovia Bank Commercial Mortgage Trust(c)(g) Series 2003-C9 Class A4
12/15/35	5.012%	3,020,070	3,079,004
Series 2006-C24 Class A3
03/15/45	5.558%	5,003,000	5,582,407
Series 2006-C27 Class AM
07/15/45	5.795%	3,085,000	3,446,392

Wachovia Bank Commercial Mortgage Trust(g) Series 2003-C5 Class A2
06/15/35	3.989%	100,870	101,265

Commercial Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-C16 Class A2
10/15/41	4.380%	115,845	115,834
Series 2006-C29 Class A4
11/15/48	5.308%	2,618,000	2,965,024
Series 2007-C30 Class A5
12/15/43	5.342%	7,765,000	8,786,563

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $363,713,570)			373,211,125

Asset-Backed Securities — Agency 0.4%
Small Business Administration Participation Certificates
Series 2013-20A Class 1
01/01/33	2.130%	2,690,000	2,714,760
Series 2013-20B Class 1
02/01/33	2.210%	9,292,000	9,418,099

Total Asset-Backed Securities — Agency
(Cost: $12,040,206)			12,132,859

Asset-Backed Securities — Non-Agency 2.0%
Ally Master Owner Trust
Series 2011-4 Class A2
09/15/16	1.540%	3,384,000	3,431,080
Series 2012-5 Class A
09/15/19	1.540%	2,305,000	2,317,639

BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	905,396	906,630

BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	3,605,748	3,614,765

CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	1,539,000	1,545,717

Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3(c)
06/25/37	6.054%	2,584,953	2,637,911

Countrywide Asset-Backed Certificates(c)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,357,949	1,049,439
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	2,814,155	2,388,404

Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	2,737,451	2,740,557

GE Equipment Small Ticket LLC Series 2011-1A Class A3(b)
01/21/18	1.450%	3,666,522	3,680,312

Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	445,219	445,592

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	19

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2(c)
01/25/37	0.272%		668,610	655,988

Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%		92,194	92,228

Nomad CLO Ltd. Series 2013-1A Class A1(b)(c)(d)
01/15/25	1.492%		13,745,000	13,745,000

Race Point CLO Ltd. Series 2013-8A Class A(b)(c)
02/20/25	1.539%		10,800,000	10,800,000

SMART Trust Series 2012-1USA Class A4A(b)
12/14/17	2.010%		2,651,000	2,729,896

SVO VOI Mortgage Corp. Series 2012-AA Class A(b)
09/20/29	2.000%		3,807,861	3,858,350

Sierra Receivables Funding Co. LLC Series 2012-3A Class A(b)
08/20/29	1.870%		4,320,540	4,376,392

Total Asset-Backed Securities — Non-Agency
(Cost: $60,524,881)				61,015,900

Inflation-Indexed Bonds(a) 0.1%
Uruguay 0.1%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	33,961,492	2,233,322

Total Inflation-Indexed Bonds
(Cost: $1,740,257)				2,233,322

U.S. Treasury Obligations 10.7%
U.S. Treasury
01/31/15	0.250%		44,032,000	44,042,304
01/15/16	0.375%		5,000,000	5,005,080
09/30/16	1.000%		7,500,000	7,641,210
10/31/17	0.750%		10,451,000	10,476,393
01/31/18	0.875%		29,521,200	29,696,497
02/15/23	2.000%		20,192,600	20,397,676
11/15/42	2.750%		43,068,000	40,093,616

U.S. Treasury(k)
STRIPS
11/15/18	0.000%		113,268,000	107,278,388
11/15/18	0.000%		20,410,000	19,342,230
11/15/19	0.000%		11,974,000	11,036,172
02/15/40	0.000%		70,284,000	29,330,357

Total U.S. Treasury Obligations
(Cost: $316,940,723)				324,339,923

Foreign Government Obligations(a) 1.2%
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Argentina —%
Argentina Boden Bonds
10/03/15	7.000%		391,000	328,440

Argentina Bonar Bonds
04/17/17	7.000%		575,000	445,625

Total				774,065

Brazil 0.1%
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%		252,000	302,400

Centrais Eletricas Brasileiras SA Senior Unsecured(b)
10/27/21	5.750%		828,000	887,616

Morgan Stanley Senior Unsecured(b)
05/03/17	10.090%	BRL	795,000	427,743

Petrobras International Finance Co.
03/15/19	7.875%		278,000	340,326
01/20/20	5.750%		530,000	588,335

Total				2,546,420

Chile —%
Empresa Nacional del Petroleo Senior Unsecured(b)
12/06/21	4.750%		391,000	408,398

Colombia 0.1%
Colombia Government International Bond Senior Unsecured
07/12/21	4.375%		390,000	436,800
01/18/41	6.125%		451,000	576,625

Corporación Andina de Fomento
06/15/22	4.375%		355,000	384,739

Empresa de Energia de Bogota SA Senior Unsecured(b)
11/10/21	6.125%		414,000	461,018

Empresas Publicas de Medellin ESP Senior Unsecured(b)
02/01/21	8.375%	COP	636,000,000	408,093

Total				2,267,275

Dominican Republic 0.1%
Dominican Republic International Bond(b) Senior Unsecured
05/06/21	7.500%		550,000	617,157
04/20/27	8.625%		278,000	344,720

Total				961,877

Hungary —%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		278,000	302,211

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Indonesia 0.1%
Indonesia Government International Bond(b) Senior Unsecured
05/05/21	4.875%		550,000	610,802
01/17/38	7.750%		543,000	762,236

Indonesia Treasury Bond Senior Unsecured
05/15/22	7.000%	IDR	6,825,000,000	795,003

Majapahit Holding BV(b)
06/28/17	7.250%		252,000	294,820
08/07/19	8.000%		278,000	346,110

PT Perusahaan Listrik Negara Senior Unsecured(b)
11/22/21	5.500%		808,000	889,247

Total				3,698,218

Kazakhstan —%
KazMunaiGaz Finance Sub BV(b)
07/02/18	9.125%		265,000	338,882
Senior Unsecured
01/23/15	11.750%		278,000	324,231

Total				663,113

Lithuania —%
Lithuania Government International Bond Senior Unsecured(b)
03/09/21	6.125%		537,000	640,741

Mexico 0.1%
Mexican Bonos
06/10/21	6.500%	MXN	530,000	457,207
06/03/27	7.500%	MXN	1,040,000	975,940

Mexico Government International Bond Senior Unsecured
03/15/22	3.625%		250,000	266,500

Pemex Project Funding Master Trust
01/21/21	5.500%		954,000	1,090,422

Petroleos Mexicanos
06/02/41	6.500%		530,000	624,075

Total				3,414,144

Peru 0.1%
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates(b)(k)
05/31/18	0.000%		325,444	294,982

Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		200,000	282,000
11/18/50	5.625%		210,000	251,685

Peruvian Government International Bond(b) Senior Unsecured
08/12/31	6.950%	PEN	565,000	273,361

Total				1,102,028

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines —%
Philippine Government International Bond Senior Unsecured
03/30/26	5.500%	420,000	515,550

Power Sector Assets & Liabilities Management Corp. Government Guaranteed(b)
12/02/24	7.390%	278,000	374,750

Total			890,300

Poland —%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	663,000	757,842

Qatar 0.2%
Nakilat, Inc. Senior Secured(b)
12/31/33	6.067%	3,710,000	4,507,650

Qatar Government International Bond(b) Senior Unsecured
01/20/22	4.500%	420,000	472,437
01/20/42	5.750%	420,000	508,200

Total			5,488,287

Republic of Namibia —%
Namibia International Bonds Senior Unsecured(b)
11/03/21	5.500%	457,000	500,415

Republic of the Congo —%
Republic of Congo Senior Unsecured(c)
06/30/29	3.000%	253,935	229,811

Romania —%
Romanian Government International Bond Senior Unsecured(b)
02/07/22	6.750%	266,000	312,597

Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured
11/22/16	6.212%	278,000	309,414
01/23/21	5.999%	1,080,000	1,217,700
08/16/37	7.288%	265,000	328,600

Russian Foreign Bond — Eurobond Senior Unsecured(b)(c)
03/31/30	7.500%	837,000	1,042,157

Vnesheconombank Via VEB Finance PLC Senior Unsecured(b)
11/22/25	6.800%	414,000	495,248

Total			3,393,119

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	21

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Foreign Government Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa —%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%	232,000	249,400
03/08/41	6.250%	200,000	245,750

Total			495,150

South Korea 0.1%
Export-Import Bank of Korea Senior Unsecured
09/15/21	4.375%	420,000	465,232
04/11/22	5.000%	400,000	463,699

Total			928,931

Trinidad and Tobago —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b)
08/14/19	9.750%	543,000	722,078

Turkey 0.1%
Export Credit Bank of Turkey Senior Unsecured(b)
11/04/16	5.375%	530,000	573,047

Turkey Government International Bond
03/25/22	5.125%	390,000	437,775
Senior Unsecured
03/30/21	5.625%	530,000	614,376
09/26/22	6.250%	400,000	485,000
03/17/36	6.875%	398,000	507,450

Total			2,617,648

United Arab Emirates —%
Abu Dhabi National Energy Co. Senior Unsecured(b)
12/13/21	5.875%	417,000	495,506

Uruguay —%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	252,000	366,975

Venezuela 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	795,000	787,050
02/17/22	12.750%	292,000	339,450
Senior Unsecured
10/28/15	5.000%	265,000	243,800
10/28/16	5.125%	789,000	698,265

Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	1,352,000	1,347,268

Total			3,415,833

Total Foreign Government Obligations
(Cost: $33,502,999)			37,392,982

Municipal Bonds 1.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery
Series 2010Z 06/01/30	5.631%	475,000	580,493

JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B 01/01/29	3.985%	4,715,000	4,841,220
Series 2013-B 01/01/35	4.532%	4,440,000	4,614,447

Kentucky Asset Liability Commission Revenue Bonds Taxable
Series 2010 04/01/18	3.165%	15,780,000	16,505,249

Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds
Series 2009 07/01/34	5.750%	1,290,000	1,570,472

State of Georgia Unlimited General Obligation Refunding Bonds
Series 2013C 10/01/23	4.000%	4,875,000	5,768,734

Total Municipal Bonds
(Cost: $32,810,939)			33,880,615

Preferred Debt 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.3%
Bank of America Corp.
12/31/63	8.200%	55,000	1,404,150

Citigroup Capital XIII(c)
10/30/40	7.875%	805,270	22,748,877

M&T Bank Corp.(c)
12/31/49	5.000%	845	869,256
12/31/49	5.000%	8,805	9,154,999

PNC Financial Services Group, Inc.(c)
12/31/49	6.125%	640,580	17,744,066

U.S. Bancorp(c)
12/31/49	6.500%	667,775	19,332,086

Total			71,253,434

Building Materials 0.5%
Stanley Black & Decker, Inc.
07/25/52	5.750%	586,100	15,238,600

Property & Casualty 0.2%
Allstate Corp. (The)(c)
01/15/53	5.100%	222,225	5,733,405

Total Preferred Debt
(Cost: $87,458,068)			92,225,439

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Senior Loans 0.3%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan(c)(l)
02/28/19	8.250%	307,000	313,140

Chemicals —%
Dupont Performance Coatings, Inc. Tranche B Term Loan(c)(l)
02/01/20	4.750%	182,000	184,209

PQ Corp. Term Loan(c)(d)(l)
08/07/17	4.500%	508,000	508,229

Total			692,438

Construction Machinery —%
CPM Acquisition Corp.(c)(l) 1st Lien Term Loan
08/29/17	6.250%	383,963	384,204
2nd Lien Term Loan
03/01/18	10.250%	254,000	254,000

Total			638,204

Consumer Cyclical Services —%
New Breed, Inc. Term Loan(c)(l)
10/01/19	6.000%	522,000	523,305

Consumer Products —%
Spectrum Brands, Inc. Term Loan(c)(l)
12/17/19	4.500%	58,000	58,701

Diversified Manufacturing —%
Apex Tool Group LLC Term Loan(c)(d)(l)
01/31/20	4.500%	73,000	73,717

Gaming —%
ROC Finance LLC Tranche B Term Loan(c)(l)
08/19/17	8.500%	245,000	253,575

Health Care 0.1%
American Renal Holding 2nd Lien Term Loan(c)(d)(l)
12/31/21	8.500%	551,000	549,623
ConvaTec, Inc. Term Loan(c)(l)
12/22/16	5.000%	77,000	77,802

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
U.S. Renal Care, Inc.(c)(l) 1st Lien Term Loan
07/03/19	6.250%	315,210	319,544
2nd Lien Term Loan
01/03/20	10.250%	302,000	306,530

United Surgical Partners International, Inc.(c)(d)(l)
Term Loan
04/19/17	4.750%	480,000	481,051
Tranche B Term Loan
04/03/19	5.059%	91,770	91,971

Total			1,826,521

Life Insurance —%
Alliant Holdings I, Inc. Term Loan(c)(d)(l)
12/20/19	5.000%	24,000	24,180

Media Cable —%
WideOpenWest Finance LLC Term Loan(c)(l)
07/17/18	6.250%	321,385	325,161

Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan(c)(l)
09/16/19	7.500%	272,000	277,951

Metals —%
FMG Resources August 2006 Proprietary Ltd. Term Loan(c)(l)
10/18/17	5.250%	855,287	865,534

Property & Casualty 0.1%
Asurion LLC Tranche B1 Term Loan(c)(l)
05/24/19	4.500%	542,000	543,583

Lonestar Intermediate Super Holdings LLC Term Loan(c)(l)
09/02/19	11.000%	777,000	830,745

Total			1,374,328

Retailers —%
Rite Aid Corp. 2nd Lien Term Loan(c)(d)(l)
08/21/20	5.750%	286,000	292,515

Technology 0.1%
Ancestry.com, Inc. Term Loan(c)(l)
12/28/18	7.000%	592,000	589,040

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	23

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Blue Coat Systems, Inc. Term Loan(c)(l)
02/15/18	5.750%	321,385	323,596

Freescale Semiconductor, Inc.(c)(d)(l) Tranche B1 Term Loan
12/01/16	4.452%	155,794	155,794
Tranche B4 Term Loan
02/13/20	5.000%	330,075	328,755

Total			1,397,185

Wirelines —%
Integra Telecom, Inc.(c)(d)(l) 1st Lien Tranche B Term Loan
02/20/19	6.000%	146,000	147,606
2nd Lien Tranche B Term Loan
02/28/21	9.750%	50,000	51,125

Total			198,731

Total Senior Loans
(Cost: $8,932,701)			9,135,186

Warrants —%
Issuer		Shares	Value ($)
Energy —%
Energy Equipment & Services —%

Green Field Energy Services, Inc.(m)		642	35,310

Total Warrants
(Cost: $25,862)			35,310

Treasury Bills 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Treasury 3.2%
U.S. Treasury Bills
06/06/13	0.110%	97,780,000	97,751,057

Total Treasury Bills
(Cost: $97,753,654)			97,751,057

Money Market Funds 0.6%
		Shares	Value ($)

Columbia Short-Term Cash Fund, 0.128%(n)(o)		16,729,292	16,729,292

Total Money Market Funds
(Cost: $16,729,292)			16,729,292

Total Investments
(Cost: $3,041,628,545)			3,142,502,141

Other Assets & Liabilities, Net			(102,504,030)

Net Assets			3,039,998,111

Investments in Derivatives

Futures Contracts Outstanding at February 28, 2013

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	(552)	(79,367,250)	June 2013	—	(148,295)

U.S. Treasury Note, 2-year	(120)	(26,456,250)	July 2013	—	(15,210)

U.S. Treasury Note, 5-year	(708)	(87,780,941)	July 2013	—	(184,021)

U.S. Treasury Note, 10-year	(778)	(102,343,473)	June 2013	—	(500,122)

U.S. Treasury Ultra Bond, 30-year	(568)	(89,744,000)	June 2013	—	(879,619)

Total				—	(1,727,267)

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at February 28, 2013

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.000	2,565,000	31,620	(152,819)	(5,059)	—	(126,258)

Morgan Stanley	Barclays Bank, PLC	September 20, 2017	1.000	4,270,000	68,117	(208,999)	(8,421)	—	(149,304)

Morgan Stanley	D.R. Horton, Inc.	September 20, 2017	1.000	7,130,000	183,695	(152,372)	(14,062)	17,261	—

Citibank	Goldman Sachs Group, Inc.	September 20, 2017	1.000	6,395,000	78,295	(396,342)	(12,612)	—	(330,660)

Morgan Stanley	Home Depot, Inc.	September 20, 2017	1.000	5,370,000	(157,881)	112,116	(10,591)	—	(56,357)

Goldman Sachs International	Limited Brands, Inc.	September 20, 2017	1.000	8,645,000	368,462	(418,884)	(17,050)	—	(67,472)

Citibank	Textron, Inc.	September 20, 2017	1.000	1,600,000	11,725	(31,377)	(3,156)	—	(22,808)

Goldman Sachs International	Textron, Inc.	September 20, 2017	1.000	10,425,000	76,393	(217,735)	(20,560)	—	(161,903)

Goldman Sachs International	Toll Brothers, Inc.	September 20, 2017	1.000	7,490,000	107,618	(156,301)	(14,772)	—	(63,455)

Goldman Sachs International	Bank of America Corp.	December 20, 2017	1.000	25,465,000	268,182	(596,398)	(50,223)	—	(378,439)

JPMorgan	Barclays Bank, PLC	December 20, 2017	1.000	8,980,000	175,858	(289,005)	(17,711)	—	(130,858)

Goldman Sachs International	CDX North America High Yield 19	December 20, 2017	5.000	34,655,000	(951,387)	(114,210)	(341,737)	—	(1,407,334)

JPMorgan	CDX North America High Yield 19	December 20, 2017	5.000	54,315,000	(1,491,115)	(1,410,381)	(535,606)	—	(3,437,102)

Citibank	CDX North America Investment Grade 19	December 20, 2017	1.000	24,085,000	(149,608)	123,818	(47,501)	—	(73,291)

JPMorgan	CDX North America Investment Grade 19	December 20, 2017	1.000	53,030,000	(329,405)	246,475	(104,587)	—	(187,517)

Goldman Sachs International	D.R. Horton, Inc.	December 20, 2017	1.000	9,165,000	280,373	(307,159)	(18,075)	—	(44,862)

JPMorgan	D.R. Horton, Inc.	December 20, 2017	1.000	9,930,000	303,775	(353,968)	(19,584)	—	(69,777)

Barclays	Goldman Sachs Group, Inc.	December 20, 2017	1.000	9,645,000	143,190	(397,066)	(19,022)	—	(272,899)

Goldman Sachs International	H.J. Heinz Company	December 20, 2017	1.000	13,390,000	571,352	289,119	(26,408)	834,063	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	25

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Credit Default Swap Contracts Outstanding at February 28, 2013 (continued)

Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Home Depot, Inc.	December 20, 2017	1.000	17,320,000	(518,951)	440,675	(34,159)	—	(112,435)

Barclays	Limited Brands, Inc.	December 20, 2017	1.000	4,770,000	240,887	(240,926)	(9,408)	—	(9,446)

Barclays	Marriott International, Inc.	December 20, 2017	1.000	10,095,000	(103,244)	(13,883)	(19,910)	—	(137,037)

Citibank	Marriott International, Inc.	December 20, 2017	1.000	1,055,000	(10,790)	1,942	(2,081)	—	(10,928)

Morgan Stanley	Toll Brothers, Inc.	December 20, 2017	1.000	11,600,000	214,014	(168,491)	(22,878)	22,645	—

Morgan Stanley	Toll Brothers, Inc.	December 20, 2017	1.000	16,305,000	300,819	(270,005)	(32,157)	—	(1,343)

Barclays	H.J. Heinz Company	March 20, 2018	1.000	5,495,000	278,379	(303,139)	(10,837)	—	(35,597)

Citibank	H.J. Heinz Company	March 20, 2018	1.000	3,075,000	155,781	(162,876)	(6,065)	—	(13,159)

Goldman Sachs International	Home Depot, Inc.	March 20, 2018	1.000	13,735,000	(417,079)	408,315	(27,088)	—	(35,852)

Barclays	Telecom Italia SPA	March 20, 2018	1.000	2,455,000	295,154	(294,265)	(4,842)	—	(3,952)

Total								873,969	(7,340,045)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the value of these securities amounted to $452,855,081 or 14.90% of net assets.

(c)	Variable rate security.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at February 28, 2013 was $2,183,793, representing 0.07% of net assets. Information concerning such security holdings at February 28, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates 07/01/15 9.300%	08/12/96	2,143,293

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2013, the value of these securities amounted to $10,337,863, which represents 0.34% of net assets.

(g)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	At February 28, 2013, investments in securities included securities valued at $6,109,694 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(k)	Zero coupon bond.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of February 28, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Notes to Portfolio of Investments (continued)

(m)	Non-income producing.

(n)	The rate shown is the seven-day current annualized yield at February 28, 2013.

(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,508,240	568,257,884	(557,036,832)	16,729,292	20,455	16,729,292

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	27

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2013:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds

Corporate Bonds & Notes

Entertainment	—	1,073,753	2,183,793	3,257,546

All Other Industries	—	1,439,935,319	—	1,439,935,319

Residential Mortgage-Backed Securities — Agency	—	519,804,285	—	519,804,285

Residential Mortgage-Backed Securities — Non-Agency	—	67,060,763	52,361,218	119,421,981

Commercial Mortgage-Backed Securities — Non-Agency	—	362,116,443	11,094,682	373,211,125

Asset-Backed Securities — Agency	—	12,132,859	—	12,132,859

Asset-Backed Securities — Non-Agency	—	36,470,900	24,545,000	61,015,900

Inflation-Indexed Bonds	—	2,233,322	—	2,233,322

U.S. Treasury Obligations	157,352,775	166,987,148	—	324,339,923

Foreign Government Obligations	—	37,392,982	—	37,392,982

Municipal Bonds	—	33,880,615	—	33,880,615

Preferred Debt

Banking	71,253,434	—	—	71,253,434

Building Materials	15,238,600	—	—	15,238,600

Property & Casualty	5,733,405	—	—	5,733,405

Total Bonds	249,578,214	2,679,088,389	90,184,693	3,018,851,296

Equity Securities

Warrants

Energy	—	35,310	—	35,310

Total Equity Securities	—	35,310	—	35,310

Short-Term Securities

Treasury Bills	97,751,057	—	—	97,751,057

Total Short-Term Securities	97,751,057	—	—	97,751,057

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2013

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other

Senior Loans

Gaming	—	—	253,575	253,575

Health Care	—	1,506,977	319,544	1,826,521

All Other Industries	—	7,055,090	—	7,055,090

Money Market Funds	16,729,292	—	—	16,729,292

Total Other	16,729,292	8,562,067	573,119	25,864,478

Investments in Securities	364,058,563	2,687,685,766	90,757,812	3,142,502,141

Derivatives

Assets

Swap Contracts	—	873,969	—	873,969

Liabilities

Futures Contracts	(1,727,267)	—	—	(1,727,267)

Swap Contracts	—	(7,340,045)	—	(7,340,045)

Total	362,331,296	2,681,219,690	90,757,812	3,134,308,798

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Foreign Government Obligations ($)	Preferred Debt ($)	Senior Loans ($)	Total ($)
Balance as of August 31, 2012	2,564,094	15,539,524	—	—	323,077	8,109,113	—	26,535,808

Accrued discounts/premiums	8,369	42,843	(173)	—	—	—	405	51,444

Realized gain (loss)	8,063	27,144	—	—	—	—	10,321	45,528

Change in unrealized appreciation (depreciation)(a)	(15,762)	172,181	31,509	—	—	—	(1,833)	186,095

Sales	(447,971)	(3,819,693)	(95,451)	—	—	—	(310,991)	(4,674,106)

Purchases	67,000	45,880,573	11,158,797	24,545,000	—	—	(22,933)	81,628,437

Transfers into Level 3	—	—	—	—	—	—	898,150	898,150

Transfers out of Level 3	—	(5,481,354)	—	—	(323,077)	(8,109,113)	—	(13,913,544)

Balance as of February 28, 2013	2,183,793	52,361,218	11,094,682	24,545,000	—	—	573,119	90,757,812

(a)	Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2013 was $186,095, which is comprised of Corporate Bonds & Notes of $(15,762), Residential Mortgage-Backed Securities — Non-Agency of $172,181, Commercial Mortgage-Backed Securities — Non-Agency of $31,509 and Senior Loans of $(1,833).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	29

Columbia Diversified Bond Fund

Portfolio of Investments (continued)

February 28, 2013 (Unaudited)

Fair Value Measurements (continued)

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Corporate Bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain senior loans, asset backed securities, and residential and commercial backed mortgage securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2013

Columbia Diversified Bond Fund

Statement of Assets and Liabilities

February 28, 2013 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $3,024,899,253)	$3,125,772,849

Affiliated issuers (identified cost $16,729,292)	16,729,292

Total investments (identified cost $3,041,628,545)	3,142,502,141

Foreign currency (identified cost $150,118)	159,392

Unrealized appreciation on swap contracts	873,969

Premiums paid on outstanding swap contracts	6,656,601

Receivable for:

Investments sold	57,719,660

Capital shares sold	9,798,890

Investments sold on a delayed delivery basis	2,251,606

Dividends	2,171

Interest	22,360,050

Reclaims	16,893

Expense reimbursement due from Investment Manager	4,175

Prepaid expenses	2,423

Total assets	3,242,347,971

Liabilities

Disbursements in excess of cash	59,191

Unrealized depreciation on swap contracts	7,340,045

Premiums received on outstanding swap contracts	1,622,460

Payable for:

Investments purchased	49,613,741

Investments purchased on a delayed delivery basis	130,660,093

Capital shares purchased	6,797,203

Dividend distributions to shareholders	5,333,916

Variation margin on futures contracts	306,722

Investment management fees	34,733

Distribution and/or service fees	20,833

Foreign capital gains taxes deferred	2,070

Transfer agent fees	221,346

Administration fees	5,198

Plan administration fees	15,340

Compensation of board members	154,610

Other expenses	162,359

Total liabilities	202,349,860

Net assets applicable to outstanding capital stock	$3,039,998,111

Represented by

Paid-in capital	$2,924,851,234

Undistributed net investment income	12,415,257

Accumulated net realized gain	10,043,235

Unrealized appreciation (depreciation) on:

Investments	100,873,596

Foreign currency translations	10,202

Futures contracts	(1,727,267)

Swap contracts	(6,466,076)

Foreign capital gains tax	(2,070)

Total — representing net assets applicable to outstanding capital stock	$3,039,998,111

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	31

Columbia Diversified Bond Fund

Statement of Assets and Liabilities (continued)

February 28, 2013 (Unaudited)

Class A

Net assets	$1,888,192,199

Shares outstanding	375,230,915

Net asset value per share	$5.03

Maximum offering price per share(a)	$5.28

Class B

Net assets	$40,008,516

Shares outstanding	7,952,787

Net asset value per share	$5.03

Class C

Net assets	$62,358,687

Shares outstanding	12,393,015

Net asset value per share	$5.03

Class I

Net assets	$229,233,945

Shares outstanding	45,493,759

Net asset value per share	$5.04

Class K(b)

Net assets	$77,543,692

Shares outstanding	15,428,766

Net asset value per share	$5.03

Class R

Net assets	$212,642

Shares outstanding	42,206

Net asset value per share	$5.04

Class R4(c)

Net assets	$13,012

Shares outstanding	2,582

Net asset value per share	$5.04

Class R5

Net assets	$173,133

Shares outstanding	34,468

Net asset value per share	$5.02

Class W

Net assets	$738,098,189

Shares outstanding	146,680,784

Net asset value per share	$5.03

Class Z

Net assets	$4,164,096

Shares outstanding	826,842

Net asset value per share	$5.04

(a)	The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2013

Columbia Diversified Bond Fund

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$ 2,402,377
Dividends — affiliated issuers	20,455
Interest	51,493,112
Income from securities lending — net	157,543

Total income	54,073,487

Expenses:
Investment management fees	6,381,547
Distribution and/or service fees
Class A	2,517,263
Class B	208,251
Class C	315,732
Class R	558
Class R4(a)	5
Class W	797,200
Transfer agent fees
Class A	1,500,122
Class B	31,021
Class C	47,014
Class K(b)	17,944
Class R	166
Class R4(a)	7
Class R5	42
Class W	474,148
Class Z	6,980
Administration fees	952,371
Plan administration fees
Class K(b)	95,064
Class R4(a)	5
Compensation of board members	46,781
Custodian fees	35,726
Printing and postage fees	214,591
Registration fees	77,686
Professional fees	34,269
Other	23,370

Total expenses	13,777,863
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(751,379)

Total net expenses	13,026,484

Net investment income	41,047,003

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	37,429,078
Foreign currency translations	2,754
Futures contracts	6,394,678
Swap contracts	(10,483,136)

Net realized gain	33,343,374
Net change in unrealized appreciation (depreciation) on:
Investments	(31,187,986)
Foreign currency translations	5,566
Futures contracts	1,041,178
Swap contracts	(1,519,824)
Foreign capital gains tax	(2,070)

Net change in unrealized appreciation (depreciation)	(31,663,136)

Net realized and unrealized gain	1,680,238

Net increase in net assets resulting from operations	$42,727,241

(a)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	33

Columbia Diversified Bond Fund

Statement of Changes in Net Assets

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
Operations

Net investment income	$41,047,003	$144,963,164

Net realized gain	33,343,374	168,115,094

Net change in unrealized appreciation (depreciation)	(31,663,136)	(4,509,536)

Net increase in net assets resulting from operations	42,727,241	308,568,722

Distributions to shareholders

Net investment income

Class A	(23,257,180)	(107,428,415)

Class B	(324,336)	(1,509,470)

Class C	(490,391)	(1,562,201)

Class I	(2,988,678)	(14,068,866)

Class K(a)	(894,467)	(2,486,028)

Class R	(2,296)	(19,382)

Class R4(b)	(152)	(397)

Class R5	(2,295)	(9,481)

Class W	(7,321,463)	(18,210,929)

Class Z	(122,335)	(147,291)

Net realized gains

Class A	(80,711,501)	(76,071,097)

Class B	(1,662,389)	(1,230,128)

Class C	(2,546,718)	(1,168,080)

Class I	(8,872,052)	(8,983,633)

Class K(a)	(3,030,680)	(1,425,592)

Class R	(8,616)	(19,224)

Class R4(b)	(521)	(252)

Class R5	(6,807)	(5,093)

Class W	(25,341,332)	(10,841,693)

Class Z	(220,008)	(44,838)

Total distributions to shareholders	(157,804,217)	(245,232,090)

Increase (decrease) in net assets from capital stock activity	42,929,592	(1,923,126,685)

Total decrease in net assets	(72,147,384)	(1,859,790,053)

Net assets at beginning of period	3,112,145,495	4,971,935,548

Net assets at end of period	$3,039,998,111	$3,112,145,495

Undistributed net investment income	$12,415,257	$6,771,847

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2013

Columbia Diversified Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	18,438,769	95,270,077	148,759,022	759,882,293

Distributions reinvested	19,215,489	97,482,547	33,678,445	170,395,430

Redemptions	(62,925,804)	(321,609,407)	(456,025,621)	(2,332,092,464)

Net decrease	(25,271,546)	(128,856,783)	(273,588,154)	(1,401,814,741)

Class B shares

Subscriptions	360,029	1,864,012	1,105,132	5,646,770

Distributions reinvested	383,613	1,945,068	502,492	2,541,719

Redemptions(a)	(1,046,278)	(5,369,085)	(5,182,290)	(26,663,808)

Net decrease	(302,636)	(1,560,005)	(3,574,666)	(18,475,319)

Class C shares

Subscriptions	1,327,654	6,850,751	2,741,684	14,029,364

Distributions reinvested	547,891	2,777,749	467,873	2,369,934

Redemptions	(1,535,832)	(7,840,929)	(1,804,633)	(9,238,899)

Net increase	339,713	1,787,571	1,404,924	7,160,399

Class I shares

Subscriptions	529,273	2,678,195	2,667,154	13,618,144

Distributions reinvested	2,332,595	11,860,397	4,469,981	22,674,719

Redemptions	(664,648)	(3,497,302)	(135,300,704)	(692,138,289)

Net increase (decrease)	2,197,220	11,041,290	(128,163,569)	(655,845,426)

Class K shares(b)

Subscriptions	2,995,003	15,372,188	5,671,843	29,028,092

Distributions reinvested	774,985	3,925,009	772,117	3,911,171

Redemptions	(2,593,307)	(13,268,263)	(5,747,897)	(29,412,611)

Net increase	1,176,681	6,028,934	696,063	3,526,652

Class R shares

Subscriptions	6,680	34,702	16,571	84,634

Distributions reinvested	1,662	8,447	4,662	23,567

Redemptions	(8,135)	(42,064)	(157,135)	(801,892)

Net increase (decrease)	207	1,085	(135,902)	(693,691)

Class R4 shares(c)

Subscriptions	98	509	268	1,381

Distributions reinvested	24	123	17	85

Redemptions	—	—	(147)	(754)

Net increase	122	632	138	712

Class R5 shares

Subscriptions	—	—	10,197	52,700

Distributions reinvested	1,672	8,470	1,765	8,901

Redemptions	(26,668)	(138,776)	—	—

Net increase (decrease)	(24,996)	(130,306)	11,962	61,601

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	35

Columbia Diversified Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012
	Shares	Dollars ($)	Shares	Dollars ($)
Class W shares

Subscriptions	37,026,279	188,917,365	43,382,306	222,345,284

Distributions reinvested	6,439,461	32,662,225	5,726,352	29,052,003

Redemptions	(10,863,897)	(55,765,762)	(23,766,695)	(121,732,427)

Net increase	32,601,843	165,813,828	25,341,963	129,664,860

Class Z shares

Subscriptions	504,210	2,627,496	2,833,726	14,672,838

Distributions reinvested	59,606	304,435	29,280	150,488

Redemptions	(2,687,640)	(14,128,585)	(299,723)	(1,535,058)

Net increase (decrease)	(2,123,824)	(11,196,654)	2,563,283	13,288,268

Total net increase (decrease)	8,592,784	42,929,592	(375,443,958)	(1,923,126,685)

(a)	Includes conversions of Class B shares to Class A shares, if any.

(b)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(c)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2013

Columbia Diversified Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.

	Six Months Ended February 28, 2013		Year Ended August 31,
Class A	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.23		$5.12		$5.07	$4.75	$4.65	$4.81

Income from investment operations:

Net investment income	0.07		0.18		0.16	0.17	0.20	0.22

Net realized and unrealized gain (loss)	0.00	(a)	0.21		0.06	0.31	0.11	(0.17)

Total from investment operations	0.07		0.39		0.22	0.48	0.31	0.05

Less distributions to shareholders:

Net investment income	(0.06)		(0.17)		(0.17)	(0.16)	(0.21)	(0.21)

Net realized gains	(0.21)		(0.11)		—	—	—	—

Total distributions to shareholders	(0.27)		(0.28)		(0.17)	(0.16)	(0.21)	(0.21)

Net asset value, end of period	$5.03		$5.23		$5.12	$5.07	$4.75	$4.65

Total return	1.25%		7.95%		4.46%	10.40%	7.05%	0.93%

Ratios to average net assets(b)

Total gross expenses	0.90	%(c)	0.89%		0.90%	0.92%	0.94%	0.95%

Total net expenses(d)	0.85	%(c)	0.85	%(e)	0.84%	0.85%	0.83%	0.89%

Net investment income	2.67	%(c)	3.42%		3.23%	3.49%	4.44%	4.68%

Supplemental data

Net assets, end of period (in thousands)	$1,888,192		$2,092,918		$3,450,987	$3,258,076	$2,402,835	$1,920,028

Portfolio turnover(f)	117%		172%		373%	420%	371%	226%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 96% for the six months ended February 28, 2013 and 155%, 245%, 229%, 184% and 122% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	37

Columbia Diversified Bond Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class B	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.22		$5.12		$5.07	$4.75	$4.65	$4.81

Income from investment operations:

Net investment income	0.05		0.14		0.13	0.13	0.17	0.19

Net realized and unrealized gain (loss)	0.01		0.20		0.06	0.32	0.10	(0.18)

Total from investment operations	0.06		0.34		0.19	0.45	0.27	0.01

Less distributions to shareholders:

Net investment income	(0.04)		(0.13)		(0.14)	(0.13)	(0.17)	(0.17)

Net realized gains	(0.21)		(0.11)		—	—	—	—

Total distributions to shareholders	(0.25)		(0.24)		(0.14)	(0.13)	(0.17)	(0.17)

Net asset value, end of period	$5.03		$5.22		$5.12	$5.07	$4.75	$4.65

Total return	1.07%		6.95%		3.67%	9.56%	6.24%	0.16%

Ratios to average net assets(a)

Total gross expenses	1.65	%(b)	1.65%		1.66%	1.68%	1.70%	1.71%

Total net expenses(c)	1.60	%(b)	1.60	%(d)	1.59%	1.61%	1.59%	1.65%

Net investment income	1.92	%(b)	2.68%		2.49%	2.72%	3.71%	3.91%

Supplemental data

Net assets, end of period (in thousands)	$40,009		$43,129		$60,550	$116,364	$191,469	$254,464

Portfolio turnover(e)	117%		172%		373%	420%	371%	226%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 96% for the six months ended February 28, 2013 and 155%, 245%, 229%, 184% and 122% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2013

Columbia Diversified Bond Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class C	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.23		$5.12		$5.07	$4.75	$4.65	$4.81

Income from investment operations:

Net investment income	0.05		0.14		0.13	0.13	0.17	0.19

Net realized and unrealized gain (loss)	0.00	(a)	0.21		0.06	0.32	0.10	(0.18)

Total from investment operations	0.05		0.35		0.19	0.45	0.27	0.01

Less distributions to shareholders:

Net investment income	(0.04)		(0.13)		(0.14)	(0.13)	(0.17)	(0.17)

Net realized gains	(0.21)		(0.11)		—	—	—	—

Total distributions to shareholders	(0.25)		(0.24)		(0.14)	(0.13)	(0.17)	(0.17)

Net asset value, end of period	$5.03		$5.23		$5.12	$5.07	$4.75	$4.65

Total return	0.87%		7.16%		3.68%	9.58%	6.25%	0.16%

Ratios to average net assets(b)

Total gross expenses	1.65	%(c)	1.65%		1.65%	1.68%	1.69%	1.70%

Total net expenses(d)	1.60	%(c)	1.60	%(e)	1.59%	1.60%	1.58%	1.65%

Net investment income	1.92	%(c)	2.67%		2.49%	2.74%	3.68%	3.93%

Supplemental data

Net assets, end of period (in thousands)	$62,359		$62,985		$54,527	$61,701	$52,650	$31,689

Portfolio turnover(f)	117%		172%		373%	420%	371%	226%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 96% for the six months ended February 28, 2013 and 155%, 245%, 229%, 184% and 122% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	39

Columbia Diversified Bond Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class I	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.23		$5.13	$5.08	$4.76	$4.65	$4.82

Income from investment operations:

Net investment income	0.08		0.19	0.18	0.19	0.22	0.24

Net realized and unrealized gain (loss)	0.00	(a)	0.21	0.06	0.31	0.11	(0.18)

Total from investment operations	0.08		0.40	0.24	0.50	0.33	0.06

Less distributions to shareholders:

Net investment income	(0.06)		(0.19)	(0.19)	(0.18)	(0.22)	(0.23)

Net realized gains	(0.21)		(0.11)	—	—	—	—

Total distributions to shareholders	(0.27)		(0.30)	(0.19)	(0.18)	(0.22)	(0.23)

Net asset value, end of period	$5.04		$5.23	$5.13	$5.08	$4.76	$4.65

Total return	1.62%		8.12%	4.82%	10.78%	7.67%	1.07%

Ratios to average net assets(b)

Total gross expenses	0.51	%(c)	0.49%	0.51%	0.53%	0.54%	0.55%

Total net expenses(d)	0.50	%(c)	0.49%	0.49%	0.49%	0.47%	0.53%

Net investment income	3.02	%(c)	3.73%	3.59%	3.86%	4.80%	5.09%

Supplemental data

Net assets, end of period (in thousands)	$229,234		$226,542	$878,903	$1,021,032	$787,166	$693,189

Portfolio turnover(e)	117%		172%	373%	420%	371%	226%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 96% for the six months ended February 28, 2013 and 155%, 245%, 229%, 184% and 122% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2013

Columbia Diversified Bond Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class K(a)	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.22		$5.12	$5.06	$4.75	$4.64	$4.80

Income from investment operations:

Net investment income	0.07		0.18	0.17	0.17	0.20	0.23

Net realized and unrealized gain (loss)	0.01		0.20	0.07	0.31	0.12	(0.17)

Total from investment operations	0.08		0.38	0.24	0.48	0.32	0.06

Less distributions to shareholders:

Net investment income	(0.06)		(0.17)	(0.18)	(0.17)	(0.21)	(0.22)

Net realized gains	(0.21)		(0.11)	—	—	—	—

Total distributions to shareholders	(0.27)		(0.28)	(0.18)	(0.17)	(0.21)	(0.22)

Net asset value, end of period	$5.03		$5.22	$5.12	$5.06	$4.75	$4.64

Total return	1.47%		7.82%	4.71%	10.24%	7.35%	1.03%

Ratios to average net assets(b)

Total gross expenses	0.80	%(c)	0.79%	0.81%	0.83%	0.84%	0.85%

Total net expenses(d)	0.80	%(c)	0.79%	0.78%	0.79%	0.77%	0.76%

Net investment income	2.72	%(c)	3.48%	3.30%	3.55%	4.53%	4.81%

Supplemental data

Net assets, end of period (in thousands)	$77,544		$74,389	$69,342	$74,984	$72,570	$75,479

Portfolio turnover(e)	117%		172%	373%	420%	371%	226%

Notes to Financial Highlights

(a)	Effective October 25, 2012, Class R4 shares were renamed Class K shares.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 96% for the six months ended February 28, 2013 and 155%, 245%, 229%, 184% and 122% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	41

Columbia Diversified Bond Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class R	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.23		$5.13		$5.08	$4.76	$4.65	$4.80

Income from investment operations:

Net investment income	0.06		0.16		0.15	0.15	0.17	0.21

Net realized and unrealized gain (loss)	0.01		0.21		0.06	0.31	0.13	(0.16)

Total from investment operations	0.07		0.37		0.21	0.46	0.30	0.05

Less distributions to shareholders:

Net investment income	(0.05)		(0.16)		(0.16)	(0.14)	(0.19)	(0.20)

Net realized gains	(0.21)		(0.11)		—	—	—	—

Total distributions to shareholders	(0.26)		(0.27)		(0.16)	(0.14)	(0.19)	(0.20)

Net asset value, end of period	$5.04		$5.23		$5.13	$5.08	$4.76	$4.65

Total return	1.32%		7.47%		4.19%	9.90%	6.92%	0.84%

Ratios to average net assets(a)

Total gross expenses	1.15	%(b)	1.15%		1.15%	1.33%	1.35%	1.34%

Total net expenses(c)	1.10	%(b)	1.10	%(d)	1.09%	1.29%	1.21%	1.08%

Net investment income	2.42	%(b)	3.19%		2.98%	3.09%	3.67%	4.53%

Supplemental data

Net assets, end of period (in thousands)	$213		$220		$912	$1,040	$288	$10

Portfolio turnover(e)	117%		172%		373%	420%	371%	226%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.

(c)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 96% for the six months ended February 28, 2013 and 155%, 245%, 229%, 184% and 122% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2013

Columbia Diversified Bond Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class R4(a)	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.23		$5.13	$5.07	$4.76	$4.65	$4.80

Income from investment operations:

Net investment income	0.07		0.17	0.15	0.16	0.20	0.23

Net realized and unrealized gain (loss)	0.01		0.20	0.07	0.31	0.11	(0.17)

Total from investment operations	0.08		0.37	0.22	0.47	0.31	0.06

Less distributions to shareholders:

Net investment income	(0.06)		(0.16)	(0.16)	(0.16)	(0.20)	(0.21)

Net realized gains	(0.21)		(0.11)	—	—	—	—

Total distributions to shareholders	(0.27)		(0.27)	(0.16)	(0.16)	(0.20)	(0.21)

Net asset value, end of period	$5.04		$5.23	$5.13	$5.07	$4.76	$4.65

Total return	1.51%		7.55%	4.44%	9.96%	7.19%	1.11%

Ratios to average net assets(b)

Total gross expenses	0.77	%(c)	1.04%	1.08%	1.09%	1.08%	1.08%

Total net expenses(d)	0.74	%(c)	1.04%	1.04%	1.04%	0.91%	0.83%

Net investment income	2.78	%(c)	3.23%	3.06%	3.31%	4.40%	4.79%

Supplemental data

Net assets, end of period (in thousands)	$13		$13	$12	$11	$10	$10

Portfolio turnover(e)	117%		172%	373%	420%	371%	226%

Notes to Financial Highlights

(a)	Effective October 31, 2012, Class R3 shares were renamed Class R4 shares.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 96% for the six months ended February 28, 2013 and 155%, 245%, 229%, 184% and 122% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	43

Columbia Diversified Bond Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class R5	(Unaudited)		2012	2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.22		$5.11	$5.06	$4.75	$4.64	$4.80

Income from investment operations:

Net investment income	0.08		0.19	0.18	0.19	0.23	0.24

Net realized and unrealized gain (loss)	(0.01	)(a)	0.22	0.06	0.30	0.10	(0.18)

Total from investment operations	0.07		0.41	0.24	0.49	0.33	0.06

Less distributions to shareholders:

Net investment income	(0.06)		(0.19)	(0.19)	(0.18)	(0.22)	(0.22)

Net realized gains	(0.21)		(0.11)	—	—	—	—

Total distributions to shareholders	(0.27)		(0.30)	(0.19)	(0.18)	(0.22)	(0.22)

Net asset value, end of period	$5.02		$5.22	$5.11	$5.06	$4.75	$4.64

Total return	1.40%		8.30%	4.77%	10.52%	7.62%	1.22%

Ratios to average net assets(b)

Total gross expenses	0.55	%(c)	0.55%	0.56%	0.58%	0.59%	0.59%

Total net expenses(d)	0.55	%(c)	0.54%	0.54%	0.54%	0.52%	0.58%

Net investment income	2.97	%(c)	3.72%	3.54%	3.80%	5.01%	5.02%

Supplemental data

Net assets, end of period (in thousands)	$173		$310	$243	$237	$296	$10

Portfolio turnover(e)	117%		172%	373%	420%	371%	226%

Notes to Financial Highlights

(a)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 96% for the six months ended February 28, 2013 and 155%, 245%, 229%, 184% and 122% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2013

Columbia Diversified Bond Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class W	(Unaudited)		2012		2011	2010	2009	2008
Per share data
Net asset value, beginning of period	$5.23		$5.12		$5.07	$4.75	$4.65	$4.81

Income from investment operations:

Net investment income	0.07		0.17		0.16	0.17	0.20	0.22

Net realized and unrealized gain (loss)	0.00	(a)	0.22		0.06	0.31	0.10	(0.17)

Total from investment operations	0.07		0.39		0.22	0.48	0.30	0.05

Less distributions to shareholders:

Net investment income	(0.06)		(0.17)		(0.17)	(0.16)	(0.20)	(0.21)

Net realized gains	(0.21)		(0.11)		—	—	—	—

Total distributions to shareholders	(0.27)		(0.28)		(0.17)	(0.16)	(0.20)	(0.21)

Net asset value, end of period	$5.03		$5.23		$5.12	$5.07	$4.75	$4.65

Total return	1.25%		7.96%		4.46%	10.30%	6.95%	0.82%

Ratios to average net assets(b)

Total gross expenses	0.90	%(c)	0.89%		0.90%	0.98%	0.99%	0.99%

Total net expenses(d)	0.85	%(c)	0.85	%(e)	0.84%	0.94%	0.92%	0.98%

Net investment income	2.65	%(c)	3.41%		3.25%	3.39%	4.37%	4.56%

Supplemental data

Net assets, end of period (in thousands)	$738,098		$596,209		$454,474	$525,189	$578,424	$655,312

Portfolio turnover(f)	117%		172%		373%	420%	371%	226%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 96% for the six months ended February 28, 2013 and 155%, 245%, 229%, 184% and 122% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2013	45

Columbia Diversified Bond Fund

Financial Highlights (continued)

	Six Months Ended February 28, 2013		Year Ended August 31,
Class Z	(Unaudited)		2012		2011(a)
Per share data
Net asset value, beginning of period	$5.23		$5.13		$5.09

Income from investment operations:

Net investment income	0.08		0.18		0.14

Net realized and unrealized gain	0.00	(b)	0.22		0.07

Total from investment operations	0.08		0.40		0.21

Less distributions to shareholders:

Net investment income	(0.06)		(0.19)		(0.17)

Net realized gains	(0.21)		(0.11)		—

Total distributions to shareholders	(0.27)		(0.30)		(0.17)

Net asset value, end of period	$5.04		$5.23		$5.13

Total return	1.58%		8.02%		4.23%

Ratios to average net assets(c)

Total gross expenses	0.65	%(d)	0.66%		0.64	%(d)

Total net expenses(e)	0.60	%(d)	0.60	%(f)	0.59	%(d)

Net investment income	3.02	%(d)	3.59%		2.95	%(d)

Supplemental data

Net assets, end of period (in thousands)	$4,164		$15,431		$1,987

Portfolio turnover(g)	117%		172%		373%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to August 31, 2011.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain waivers/reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 96% for the six months ended February 28, 2013 and 155% and 245% for the years ended August 31, 2012 and 2011, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2013

Columbia Diversified Bond Fund

Notes to Financial Statements

February 28, 2013 (Unaudited)

Note 1. Organization

Columbia Diversified Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class K shares (formerly Class R4 shares) are not subject to sales charges; however, this share class is closed to new investors. Effective October 25, 2012, Class R4 shares were renamed Class K shares.

Class R shares are not subject to sales charges and are only available to qualifying institutional investors.

Class R4 shares (formerly Class R3 shares) are not subject to sales charges. Effective October 31, 2012, Class R3 shares were renamed Class R4 shares. Effective November 8, 2012, Class R4 shares are only available to qualifying institutional investors. Prior to November 8, 2012, Class R4 shares were closed to new investors.

Class R5 shares are not subject to sales charges. Effective November 8, 2012, Class R5 shares are only available to investors purchasing through authorized investment professionals. Prior to November 8, 2012, Class R5 shares were closed to new investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance,

Semiannual Report 2013	47

Columbia Diversified Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an

48	Semiannual Report 2013

Columbia Diversified Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure. Additionally, credit default swap contracts were used to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted

Semiannual Report 2013	49

Columbia Diversified Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at February 28, 2013:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized appreciation on swap contracts	873,969
Credit contracts	Premiums paid on outstanding credit default swap contracts	6,656,601
Total		7,530,570

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized depreciation on swap contracts	7,340,045
Credit contracts	Premiums received on outstanding credit default swap contracts	1,622,460
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	1,727,267	*
Total		10,689,772

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended February 28, 2013:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	(10,483,136)	(10,483,136)
Interest rate contracts	6,394,678	—	6,394,678
Total	6,394,678	(10,483,136)	(4,088,458)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	(1,519,824)	(1,519,824)
Interest rate contracts	1,041,178	—	1,041,178
Total	1,041,178	(1,519,824)	(478,646)

The following table is a summary of the volume of derivative instruments for the six months ended February 28, 2013:

Derivative Instrument	Contracts Opened
Futures contracts	7,974

Derivative Instrument	Aggregate Notional Opened ($)
Credit default swap contracts — buy protection	342,248,800

Investments in Loans

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit

50	Semiannual Report 2013

Columbia Diversified Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Principal Only Securities

The Fund may invest in Principal Only Securities (POs). POs are stripped mortgage backed securities entitled to receive most, if not all, of the principal from the underlying mortgage assets, but not the interest. The Fund assumes the risk, as the holder of a PO security, that it may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund’s management if actual information has not yet been

Semiannual Report 2013	51

Columbia Diversified Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines

52	Semiannual Report 2013

Columbia Diversified Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.30% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended February 28, 2013 was 0.42% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended February 28, 2013 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, certain expenses of the Fund or the Board, including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended February 28, 2013, other expenses paid to this company were $3,244.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Prior to October 27, 2012, total transfer agent fees for Class R4 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.

For the six months ended February 28, 2013, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.15
Class C	0.15
Class K	0.05
Class R	0.15
Class R4	0.11
Class R5	0.05
Class W	0.15
Class Z	0.15

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At February 28, 2013, the Fund’s total potential future obligation over the life of the Guaranty is $6,401,072. The liability remaining at February 28, 2013 for non-recurring charges associated with the lease amounted to $11,474 and is recorded as a part of payable for other expenses in the Statement of Assets and Liabilities.

Semiannual Report 2013	53

Columbia Diversified Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2013, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to October 27, 2012, the Fund also paid a plan administration fee at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. Prior to October 27, 2012, the Fund also paid a distribution fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class R4 shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $5,900,000 and $884,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of December 31, 2012, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were

$451,082 for Class A, $1,812 for Class B and $2,315 for Class C shares for the six months ended February 28, 2013.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2014, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.50
Class K	0.80
Class R	1.10
Class R4*	0.60
Class R5	0.55
Class W	0.85
Class Z	0.60

*	Prior to October 27, 2012, the annual rate for Class R4 shares was 1.05%.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At February 28, 2013, the cost of investments for federal income tax purposes was approximately $3,041,629,000 and

54	Semiannual Report 2013

Columbia Diversified Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$110,601,000
Unrealized depreciation	(9,728,000)
Net unrealized appreciation	$100,873,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $3,576,698,341 and $3,628,345,269, respectively, for the six months ended February 28, 2013, of which $2,446,869,318 and $2,764,268,039, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

Effective December 19, 2012, the Fund no longer participates in securities lending activity. Prior to that date, the Fund participated, or was eligible to participate, in securities lending activity pursuant to a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorized JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned were secured by cash or securities that either were issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities was requested to be delivered the following business day. Cash collateral received was invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement.

Pursuant to the Agreement, the Fund received income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

Net income earned from securities lending for the six months ended February 28, 2013 is disclosed in the Statement of Operations. The Fund continued to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund invests its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends — affiliated issuers” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At February 28, 2013, one unaffiliated shareholder account owned 44.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended February 28, 2013.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2013	55

Columbia Diversified Bond Fund

Notes to Financial Statements (continued)

February 28, 2013 (Unaudited)

In September 2012, the Board of Trustees approved a proposal to merge the Fund into Columbia Intermediate Bond Fund. The proposal was approved at a special meeting of shareholders held on February 27, 2013. The merger, which was a tax-free reorganization for U.S. federal income tax purposes, was effective March 15, 2013.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

56	Semiannual Report 2013

Columbia Diversified Bond Fund

Shareholder Meeting Results

(Unaudited)

Columbia Diversified Bond Fund

Special Meeting of Shareholders Held on February 27, 2013

At a Joint Special Meeting of Shareholders held on February 27, 2013 (the “Meeting”), shareholders of the Fund approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer its assets to Columbia Intermediate Bond Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund’s liabilities. The votes cast for or against as well as the number of abstentions and broker non-votes as to the proposal are set forth below. A vote is based on total dollar interest in the Fund as of the record date for the Meeting.

Votes For	Votes Against	Abstentions	Broker Non-Votes
309,558,717	9,574,224	16,310,642	0

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60	Semiannual Report 2013

Columbia Diversified Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2013	61

Columbia Diversified Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2013 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR137_08_C01_(04/13)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	April 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	April 22, 2013